NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-7 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 28, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from June 13, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from June 21, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	12,768	$162,237	$177,341	$-	$177,341	$5	$177,336
ALVIVB	703	9,358	10,075	-	10,075	4	10,071
ALVSVA	118,414	2,149,172	2,059,222	19	2,059,241	-	2,059,241
ACVIP1	33,724	344,225	374,671	45	374,716	-	374,716
ACVIP2	95,824	973,194	1,062,684	2	1,062,686	-	1,062,686
ACVMV1	184,121	3,552,416	3,781,852	-	3,781,852	1,572	3,780,280
BRVGA1	95,788	1,584,655	1,866,916	34	1,866,950	-	1,866,950
BRVHYI	57,416	418,272	434,063	1,681	435,744	-	435,744
MLVGA2	163,366	2,698,284	3,170,942	11	3,170,953	-	3,170,953
DCAP	36,960	1,393,995	1,743,751	9	1,743,760	-	1,743,760
DSIF	118,321	5,567,470	7,604,465	13	7,604,478	-	7,604,478
DVSCS	192,467	3,213,116	3,668,430	710	3,669,140	-	3,669,140
DWVSVS	8,464	300,905	287,610	-	287,610	6	287,604
DFVGB	20,330	216,948	216,103	-	216,103	8	216,095
DFVGMI	7,060	91,610	102,304	7	102,311	-	102,311
DFVIPS	16,666	174,908	188,493	22	188,515	-	188,515
DFVIS	17,314	206,201	228,712	-	228,712	8	228,704
DFVIV	14,486	156,321	170,640	-	170,640	4	170,636
DFVSTF	6,271	64,181	63,965	4	63,969	-	63,969
DFVULV	15,285	386,619	405,359	3	405,362	-	405,362
DFVUTV	10,003	169,286	184,150	-	184,150	10	184,140
DSGIBA	26,986	618,857	676,528	-	676,528	4	676,524
FQB	102,791	1,143,375	1,214,987	-	1,214,987	8	1,214,979
FCS	16,133	690,873	772,594	24	772,618	-	772,618
FEIS	236,783	5,117,539	5,621,225	47	5,621,272	-	5,621,272
FEMS	15,582	198,414	230,149	3	230,152	-	230,152
FF10S	67,371	809,862	960,706	3,707	964,413	-	964,413
FF20S	280,392	3,684,220	4,197,475	17	4,197,492	-	4,197,492
FF30S	321,759	4,308,216	5,402,338	-	5,402,338	2	5,402,336
FGS	87,087	6,145,907	8,919,465	1,421	8,920,886	-	8,920,886
FIGBS	335,662	4,287,547	4,672,412	727	4,673,139	-	4,673,139
FMCS	227,455	7,442,868	8,706,984	-	8,706,984	165	8,706,819
FNRS2	225,157	3,750,558	2,334,879	113	2,334,992	-	2,334,992
FOS	113,228	2,367,018	2,989,227	15	2,989,242	-	2,989,242
FRESS	5,736	108,523	99,520	3	99,523	-	99,523
FVSS	13,370	158,942	180,635	-	180,635	5	180,630
FTVDM2	127,843	1,054,759	1,488,097	-	1,488,097	1	1,488,096
FTVFA1	10,942	68,158	60,069	-	60,069	9	60,060
FTVFA2	126,583	749,413	687,345	-	687,345	3	687,342
FTVGB1	47,630	802,357	690,152	161	690,313	-	690,313
FTVGI2	139,472	2,201,769	1,927,497	-	1,927,497	3	1,927,494
FTVIS1	19,947	317,933	312,166	-	312,166	39	312,127
FTVIS2	152,133	2,292,402	2,288,077	-	2,288,077	-	2,288,077
FTVRDI	112,711	2,930,189	3,400,489	-	3,400,489	9	3,400,480
FTVSVI	367,668	6,298,288	5,588,554	75	5,588,629	-	5,588,629
TIF2	123,705	1,758,038	1,642,804	15	1,642,819	-	1,642,819
GVGMNS	2,411	28,796	30,354	-	30,354	2	30,352
GVMSAS	482	4,356	4,554	-	4,554	3	4,551
RVARS	5,617	137,760	143,850	22	143,872	-	143,872
ACEG	9,912	650,491	883,133	-	883,133	13	883,120
AVMCCI	5,745	70,065	60,720	2	60,722	-	60,722
IVBRA1	156,381	1,659,988	1,638,868	-	1,638,868	2	1,638,866
OVAG	14,001	1,026,379	1,497,082	-	1,497,082	3	1,497,079
OVGI	177,128	5,011,239	5,297,898	286	5,298,184	-	5,298,184

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
OVGS	109,138	4,399,971	5,688,268	55	5,688,323	-	5,688,323
OVIG	563,620	1,333,410	1,640,135	-	1,640,135	1	1,640,134
OVSB	74,966	374,016	362,838	-	362,838	-	362,838
OVSC	103,462	2,383,529	2,836,937	-	2,836,937	363	2,836,574
WRASP	367,301	3,458,342	3,835,503	41	3,835,544	-	3,835,544
WRBDP	868	4,713	5,251	-	5,251	1	5,250
WRBP	896	6,932	7,804	-	7,804	3	7,801
WRGNR	668	2,732	2,205	12	2,217	-	2,217
WRHIP	215,714	739,110	732,394	10	732,404	-	732,404
WRMCG	83,589	1,094,722	1,461,469	27	1,461,496	-	1,461,496
WRPAP	3,759	17,741	18,479	7	18,486	-	18,486
WRPMAP	2,875	14,705	14,900	-	14,900	10	14,890
WRSCP	467	4,666	5,636	3	5,639	-	5,639
WRSTP	322	8,462	11,566	7	11,573	-	11,573
JACAS	88,803	3,343,133	4,702,982	52	4,703,034	-	4,703,034
JAEI	20,855	1,617,225	1,964,735	2	1,964,737	-	1,964,737
JAGTS	338,991	5,100,247	6,949,320	147	6,949,467	-	6,949,467
JAIGS	70,006	1,782,161	2,560,827	68	2,560,895	-	2,560,895
LOVTRC	32,618	549,386	565,916	-	565,916	1	565,915
MNDIC	67,314	1,358,508	1,814,783	38	1,814,821	-	1,814,821
MV2IGI	59,634	1,182,061	1,494,437	13	1,494,450	-	1,494,450
MV3MVI	695	5,221	5,969	-	5,969	4	5,965
MVFIC	442,930	8,354,638	9,035,770	259	9,036,029	-	9,036,029
MVIGIC	3,074	45,392	49,464	-	49,464	1	49,463
MVIVIC	25,307	680,865	887,012	49	887,061	-	887,061
MVIVSC	82,918	2,141,185	2,858,174	13	2,858,187	-	2,858,187
MSVFI	44,515	479,537	521,712	530	522,242	-	522,242
DTRTFB	3,283	32,391	33,416	4	33,420	-	33,420
EIF	214,671	3,372,671	4,162,467	52	4,162,519	-	4,162,519
GBF	266,939	2,917,057	3,013,743	712	3,014,455	-	3,014,455
GEM	239,534	2,805,422	3,583,434	69	3,583,503	-	3,583,503
GIG	65,761	671,033	763,486	3	763,489	-	763,489
GVAAA2	407,094	10,131,579	10,865,349	-	10,865,349	6,755	10,858,594
GVABD2	67,774	782,046	855,980	8	855,988	-	855,988
GVAGG2	113,354	3,450,303	4,562,496	71	4,562,567	-	4,562,567
GVAGI2	38,131	1,994,255	2,151,748	72	2,151,820	-	2,151,820
GVAGR2	70,858	5,959,283	8,561,109	-	8,561,109	279	8,560,830
GVDMA	3,619,350	45,041,214	47,594,448	4,608	47,599,056	-	47,599,056
GVDMC	90,994	993,701	1,023,679	10	1,023,689	-	1,023,689
GVEX1	714,585	12,921,855	15,978,127	3	15,978,130	-	15,978,130
GVIDA	788,280	9,501,200	10,287,051	3,493	10,290,544	-	10,290,544
GVIDC	81,643	819,155	860,517	556	861,073	-	861,073
GVIDM	1,880,268	22,538,258	22,694,833	-	22,694,833	1	22,694,832
GVIX2	54,650	513,810	568,355	1	568,356	-	568,356
HIBF	225,757	1,472,616	1,478,707	29	1,478,736	-	1,478,736
IDPG	8,524	95,436	102,376	-	102,376	3	102,373
IDPGI	7,727	82,766	88,476	-	88,476	3	88,473
MCIF	206,108	4,704,491	4,726,052	76	4,726,128	-	4,726,128
MSBF	203,206	1,846,252	1,869,497	54	1,869,551	-	1,869,551
NCPG	47,782	509,734	540,891	-	540,891	3	540,888
NCPGI	10,793	112,345	119,051	-	119,051	2	119,049
NVAMV1	265,784	4,006,039	3,973,473	-	3,973,473	6	3,973,467
NVAMVX	204,949	2,667,367	3,057,834	86	3,057,920	-	3,057,920
NVBX	78,639	839,383	879,182	-	879,182	3	879,179

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVCBD1	57,174	628,542	654,640	2	654,642	-	654,642
NVCCA1	507,285	5,431,336	5,387,363	39	5,387,402	-	5,387,402
NVCCN1	83,650	851,331	912,625	6	912,631	-	912,631
NVCMA1	1,711,894	16,198,736	16,314,348	89	16,314,437	-	16,314,437
NVCMC1	33,801	358,128	374,520	2	374,522	-	374,522
NVCMD1	564,817	5,994,427	6,139,558	52	6,139,610	-	6,139,610
NVCRA1	524,241	5,102,507	5,698,502	18	5,698,520	-	5,698,520
NVCRB1	228,488	2,512,201	2,572,780	-	2,572,780	125	2,572,655
NVDBL2	39,432	617,271	638,795	-	638,795	6	638,789
NVDBLP	34,102	521,503	551,093	5	551,098	-	551,098
NVDCA2	22,638	397,374	414,733	4	414,737	-	414,737
NVDCAP	43,411	750,710	791,814	-	791,814	8	791,806
NVDMAP	163,321	2,086,740	2,129,703	34	2,129,737	-	2,129,737
NVDMCP	41,769	462,496	466,978	-	466,978	6	466,972
NVFIII	1,000	11,125	11,297	-	11,297	1	11,296
NVGEII	1,171	13,511	15,818	-	15,818	2	15,816
NVIDAP	138,175	1,706,428	1,790,743	-	1,790,743	1	1,790,742
NVIDCP	35,861	357,128	376,894	43	376,937	-	376,937
NVIDMP	336,804	4,086,381	4,048,383	-	4,048,383	296	4,048,087
NVIE6	17,765	166,649	204,294	1,625	205,919	-	205,919
NVIX	117,731	1,136,290	1,225,580	-	1,225,580	1	1,225,579
NVLCP1	176,459	2,116,304	2,159,864	27	2,159,891	-	2,159,891
NVMIG1	292,430	3,211,397	3,535,481	254	3,535,735	-	3,535,735
NVMIVX	160,933	1,485,064	1,731,635	-	1,731,635	82	1,731,553
NVMLG1	765,878	7,915,782	6,846,947	228	6,847,175	-	6,847,175
NVMMG1	429,083	4,608,686	5,942,806	348	5,943,154	-	5,943,154
NVMMV1	16,223	149,928	125,402	-	125,402	11	125,391
NVMMV2	339,962	3,176,313	2,648,301	226	2,648,527	-	2,648,527
NVNMO1	137,669	1,437,273	1,685,070	-	1,685,070	292	1,684,778
NVNSR2	208,235	2,728,608	2,929,868	460	2,930,328	-	2,930,328
NVOLG1	1,130,675	20,203,561	21,301,922	-	21,301,922	113	21,301,809
NVRE1	521,258	3,583,343	3,784,332	34	3,784,366	-	3,784,366
NVSIX2	143,379	1,362,654	1,307,618	2	1,307,620	-	1,307,620
NVSTB1	10,854	112,903	113,316	5	113,321	-	113,321
NVSTB2	79,596	825,948	826,998	1,308	828,306	-	828,306
NVTIV3	161,215	1,869,282	1,734,669	124	1,734,793	-	1,734,793
SAM	10,392,826	10,392,826	10,392,826	-	10,392,826	8,895	10,383,931
SAM5	1,236,760	1,236,760	1,236,760	128	1,236,888	-	1,236,888
SCF	139,256	2,708,058	2,783,718	-	2,783,718	639	2,783,079
SCGF	95,698	1,575,715	1,880,467	35	1,880,502	-	1,880,502
SCVF	135,815	1,422,696	1,191,097	-	1,191,097	13	1,191,084
TRF	186,324	3,009,537	4,384,207	349	4,384,556	-	4,384,556
AMMCGS	7,082	175,973	255,394	6	255,400	-	255,400
AMSRS	33,063	757,705	1,014,694	168	1,014,862	-	1,014,862
AMTB	93,659	983,814	1,000,282	209	1,000,491	-	1,000,491
NOTB3	33,049	378,721	391,636	-	391,636	2	391,634
NOTG3	30,111	349,161	352,604	6	352,610	-	352,610
NOTMG3	19,382	228,047	236,648	-	236,648	7	236,641
PMVAAA	52,877	544,210	585,353	-	585,353	3	585,350
PMVFBA	41,651	422,748	438,587	36	438,623	-	438,623
PMVLDA	263,372	2,686,790	2,733,803	45	2,733,848	-	2,733,848
PMVRSA	15,050	95,455	91,052	-	91,052	1	91,051
PMVTRA	122,672	1,338,202	1,421,768	43	1,421,811	-	1,421,811
PVEIB	12,383	294,579	315,897	2	315,899	-	315,899

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
PVGOB	43,412	481,047	631,640	-	631,640	2	631,638
TRHS2	78,070	3,511,646	4,524,954	-	4,524,954	28	4,524,926
TRHSP	44,164	2,110,884	2,695,777	-	2,695,777	2	2,695,775
VWHA	73,184	1,505,411	1,645,177	47	1,645,224	-	1,645,224
VRVDRI	4,284	87,001	75,823	-	75,823	3	75,820
WFVSCG	57,793	660,202	850,707	-	850,707	25	850,682

Total (unaudited)			$455,378,405	$26,447	$455,404,852	$19,891	$455,384,961

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVDAA	ALVIVB	ALVSVA	ACVIP1	ACVIP2	ACVMV1	BRVGA1
Reinvested dividends	$4,610,675	2,899	494	18,213	5,820	14,718	63,772	21,448

Net investment income (loss)	4,610,675	2,899	494	18,213	5,820	14,718	63,772	21,448

Realized gain (loss) on investments	(1,838,693)	1,741	(5,357)	(311,892)	3,256	(2,802)	(43,804)	(558)
Change in unrealized gain (loss) on investments	30,852,399	7,287	(971)	128,197	25,251	91,607	(33,636)	216,943

Net gain (loss) on investments	29,013,706	9,028	(6,328)	(183,695)	28,507	88,805	(77,440)	216,385

Reinvested capital gains	23,388,345	-	-	83,371	-	-	-	87,124

Net increase (decrease) in contract owners’ equity resulting from operations	$57,012,726	11,927	(5,834)	(82,111)	34,327	103,523	(13,668)	324,957

Investment Activity:	BRVHYI	MLVGA2	DCAP	DSIF	DVSCS	DWVSVS	DFVGB	DFVGMI
Reinvested dividends	$12,193	32,377	13,931	104,354	30,625	2,574	57	1,061

Net investment income (loss)	12,193	32,377	13,931	104,354	30,625	2,574	57	1,061

Realized gain (loss) on investments	(2,743)	1,478	(56,252)	203,207	30,275	(14,525)	(1,044)	368
Change in unrealized gain (loss) on investments	10,416	371,110	267,799	417,883	112,054	(10,590)	3,869	7,942

Net gain (loss) on investments	7,673	372,588	211,547	621,090	142,329	(25,115)	2,825	8,310

Reinvested capital gains	-	150,966	145,924	402,988	174,383	14,677	-	1,147

Net increase (decrease) in contract owners’ equity resulting from operations	$19,866	555,931	371,402	1,128,432	347,337	(7,864)	2,882	10,518

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DFVIPS	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA	FQB
Reinvested dividends	$1,970	4,194	3,735	354	8,123	2,710	17,013	31,738

Net investment income (loss)	1,970	4,194	3,735	354	8,123	2,710	17,013	31,738

Realized gain (loss) on investments	5,197	(6,587)	(74,212)	(614)	152	(6,184)	(9,161)	279
Change in unrealized gain (loss) on investments	7,693	22,049	19,942	908	(46,035)	19,963	31,795	55,847

Net gain (loss) on investments	12,890	15,462	(54,270)	294	(45,883)	13,779	22,634	56,126

Reinvested capital gains	1,040	3,694	-	-	-	-	12,529	3,399

Net increase (decrease) in contract owners’ equity resulting from operations	$15,900	23,350	(50,535)	648	(37,760)	16,489	52,176	91,263

Investment Activity:	FCS	FEIS	FEMS	FF10S	FF20S	FF30S	FGS	FIGBS
Reinvested dividends	$507	86,773	1,523	10,754	45,479	55,160	4,385	99,235

Net investment income (loss)	507	86,773	1,523	10,754	45,479	55,160	4,385	99,235

Realized gain (loss) on investments	1,994	(72,190)	(8,002)	22,723	20,358	158,924	537,012	42,494
Change in unrealized gain (loss) on investments	73,479	54,498	17,353	35,656	268,610	300,839	1,577,531	261,399

Net gain (loss) on investments	75,473	(17,692)	9,351	58,379	288,968	459,763	2,114,543	303,893

Reinvested capital gains	1,081	233,136	24,550	38,066	184,103	237,371	683,711	1,753

Net increase (decrease) in contract owners’ equity resulting from operations	$77,061	302,217	35,424	107,199	518,550	752,294	2,802,639	404,881

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FMCS	FNRS2	FOS	FRESS	FVSS	FTVDM2	FTVFA1	FTVFA2
Reinvested dividends	$39,904	57,873	9,014	2,088	1,887	50,064	934	11,992

Net investment income (loss)	39,904	57,873	9,014	2,088	1,887	50,064	934	11,992

Realized gain (loss) on investments	2,341	(259,053)	18,742	(3,889)	(44,388)	(6,277)	(3,119)	(96,367)
Change in unrealized gain (loss) on investments	1,283,182	(885,409)	350,018	(13,955)	28,427	131,676	(6,810)	(50,329)

Net gain (loss) on investments	1,285,523	(1,144,462)	368,760	(17,844)	(15,961)	125,399	(9,929)	(146,696)

Reinvested capital gains	-	-	11,764	5,230	9,863	31,419	14,107	213,669

Net increase (decrease) in contract owners’ equity resulting from operations	$1,325,427	(1,086,589)	389,538	(10,526)	(4,211)	206,882	5,112	78,965

Investment Activity:	FTVGB1	FTVGI2	FTVIS1	FTVIS2	FTVRDI	FTVSVI	TIF2	GVGMNS
Reinvested dividends	$71,475	180,420	19,068	133,342	44,257	78,675	49,180	82

Net investment income (loss)	71,475	180,420	19,068	133,342	44,257	78,675	49,180	82

Realized gain (loss) on investments	(16,181)	(118,464)	(5,216)	(56,092)	43,902	(85,262)	(111,998)	(2,651)
Change in unrealized gain (loss) on investments	(102,646)	(184,097)	(22,390)	(84,519)	241,863	12,359	25,124	1,865

Net gain (loss) on investments	(118,827)	(302,561)	(27,606)	(140,611)	285,765	(72,903)	(86,874)	(786)

Reinvested capital gains	-	-	257	1,889	152,931	281,922	-	425

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,352)	(122,141)	(8,281)	(5,380)	482,953	287,694	(37,694)	(279)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVMSAS	RVARS	ACEG	AVMCCI	IVBRA1	OVAG	OVGI	OVGS
Reinvested dividends	$83	1,893	510	385	122,210	-	72,031	33,796

Net investment income (loss)	83	1,893	510	385	122,210	-	72,031	33,796

Realized gain (loss) on investments	(11)	6,884	10,715	(3,063)	(58,836)	26,469	(19,282)	35,251
Change in unrealized gain (loss) on investments	200	5,036	167,195	(5,204)	(9,297)	470,704	122,267	1,005,322

Net gain (loss) on investments	189	11,920	177,910	(8,267)	(68,133)	497,173	102,985	1,040,573

Reinvested capital gains	-	-	53,247	10,900	78,783	-	474,367	176,085

Net increase (decrease) in contract owners’ equity resulting from operations	$272	13,813	231,667	3,018	132,860	497,173	649,383	1,250,454

Investment Activity:	OVIG	OVSB	OVSC	WRASP	WRBDP	WRBP	WRGNR	WRHIP
Reinvested dividends	$13,062	20,113	14,878	72,856	115	88	40	61,547

Net investment income (loss)	13,062	20,113	14,878	72,856	115	88	40	61,547

Realized gain (loss) on investments	(3,825)	(3,976)	(130,356)	(205,175)	(1)	25	(15)	(19,530)
Change in unrealized gain (loss) on investments	308,288	(4,606)	463,952	534,602	364	525	(289)	(3,548)

Net gain (loss) on investments	304,463	(8,582)	333,596	329,427	363	550	(304)	(23,078)

Reinvested capital gains	19,292	-	33,701	60,031	-	334	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$336,817	11,531	382,175	462,314	478	972	(264)	38,469

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRMCG	WRPAP	WRPMAP	WRSCP	WRSTP	JACAS	JAEI	JAGTS
Reinvested dividends	$-	218	213	-	-	6,106	1,225	158

Net investment income (loss)	-	218	213	-	-	6,106	1,225	158

Realized gain (loss) on investments	60,780	(103)	(45)	(2)	179	134,125	16,606	646,622
Change in unrealized gain (loss) on investments	300,943	528	235	1,461	1,628	868,667	245,913	1,187,564

Net gain (loss) on investments	361,723	425	190	1,459	1,807	1,002,792	262,519	1,834,186

Reinvested capital gains	45,657	1,885	1,538	-	1,154	279,878	121,842	459,347

Net increase (decrease) in contract owners’ equity resulting from operations	$407,380	2,528	1,941	1,459	2,961	1,288,776	385,586	2,293,691

Investment Activity:	JAIGS	LOVTRC	MNDIC	MV2IGI	MV3MVI	MVFIC	MVIGIC	MVIVIC
Reinvested dividends	$27,037	13,053	-	13,431	64	136,743	219	8,290

Net investment income (loss)	27,037	13,053	-	13,431	64	136,743	219	8,290

Realized gain (loss) on investments	42,030	3,950	66,347	570,698	3	(49,685)	(97)	55,033
Change in unrealized gain (loss) on investments	264,007	7,811	399,499	(512,027)	748	(335,220)	4,212	76,389

Net gain (loss) on investments	306,037	11,761	465,846	58,671	751	(384,905)	4,115	131,422

Reinvested capital gains	-	10,387	143,733	284,492	216	383,245	199	16,705

Net increase (decrease) in contract owners’ equity resulting from operations	$333,074	35,201	609,579	356,594	1,031	135,083	4,533	156,417

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MVIVSC	MSVFI	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2
Reinvested dividends	$20,722	13,719	817	65,673	63,069	57,970	7,928	143,900

Net investment income (loss)	20,722	13,719	817	65,673	63,069	57,970	7,928	143,900

Realized gain (loss) on investments	222,158	3,939	1,963	202,076	38,617	58,162	(18,069)	104,098
Change in unrealized gain (loss) on investments	179,375	14,098	1,052	(275,457)	108,593	268,445	56,815	167,731

Net gain (loss) on investments	401,533	18,037	3,015	(73,381)	147,210	326,607	38,746	271,829

Reinvested capital gains	54,211	5,015	-	164,648	-	-	-	744,032

Net increase (decrease) in contract owners’ equity resulting from operations	$476,466	36,771	3,832	156,940	210,279	384,577	46,674	1,159,761

Investment Activity:	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA
Reinvested dividends	$16,899	25,034	30,865	47,351	94,177	1,319	262,909	20,291

Net investment income (loss)	16,899	25,034	30,865	47,351	94,177	1,319	262,909	20,291
Realized gain (loss) on investments	3,897	54,027	65,837	188,884	534,266	(28,145)	297,152	247,215
Change in unrealized gain (loss) on investments	51,900	735,618	(46,443)	2,085,424	1,784,765	81,108	1,660,613	292,435

Net gain (loss) on investments	55,797	789,645	19,394	2,274,308	2,319,031	52,963	1,957,765	539,650

Reinvested capital gains	545	255,216	190,570	620,079	2,680,950	28,011	283,033	598,053

Net increase (decrease) in contract owners’ equity resulting from operations	$73,241	1,069,895	240,829	2,941,738	5,094,158	82,293	2,503,707	1,157,994

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVIDC	GVIDM	GVIX2	HIBF	IDPG	IDPGI	MCIF	MSBF
Reinvested dividends	$812	31,009	12,448	74,804	100	128	47,489	61,635

Net investment income (loss)	812	31,009	12,448	74,804	100	128	47,489	61,635

Realized gain (loss) on investments	(3,530)	214,130	(12,342)	(20,907)	(2,982)	309	(219,266)	(18,217)
Change in unrealized gain (loss) on investments	61,902	621,699	7,777	26,506	8,743	2,641	474,974	31,094

Net gain (loss) on investments	58,372	835,829	(4,565)	5,599	5,761	2,950	255,708	12,877

Reinvested capital gains	7,734	1,280,133	18,314	-	1,495	1,151	208,862	-

Net increase (decrease) in contract owners’ equity resulting from operations	$66,918	2,146,971	26,197	80,403	7,356	4,229	512,059	74,512

Investment Activity:	NCPG	NCPGI	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1	NVCCN1
Reinvested dividends	$3,434	667	67,466	34,990	19,063	17,848	46,936	2,267

Net investment income (loss)	3,434	667	67,466	34,990	19,063	17,848	46,936	2,267

Realized gain (loss) on investments	384	(187)	(523,297)	(1,677)	1,892	6,324	(69,600)	(7,092)
Change in unrealized gain (loss) on investments	35,488	5,641	260,802	390,467	23,939	21,009	404,279	73,899

Net gain (loss) on investments	35,872	5,454	(262,495)	388,790	25,831	27,333	334,679	66,807

Reinvested capital gains	-	-	121,888	-	-	1,595	183,648	2,213

Net increase (decrease) in contract owners’ equity resulting from operations	$39,306	6,121	(73,141)	423,780	44,894	46,776	565,263	71,287

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDBLP	NVDCA2
Reinvested dividends	$156,404	1,972	45,782	54,929	16,057	773	642	825

Net investment income (loss)	156,404	1,972	45,782	54,929	16,057	773	642	825

Realized gain (loss) on investments	(486,112)	(3,612)	(314,191)	(65,562)	(17,457)	3,909	(797)	(8,020)
Change in unrealized gain (loss) on investments	1,787,109	31,143	687,829	628,930	197,502	35,604	33,092	24,798

Net gain (loss) on investments	1,300,997	27,531	373,638	563,368	180,045	39,513	32,295	16,778

Reinvested capital gains	310,087	2,487	153,568	-	32,658	17,044	14,151	26,711

Net increase (decrease) in contract owners’ equity resulting from operations	$1,767,488	31,990	572,988	618,297	228,760	57,330	47,088	44,314

Investment Activity:	NVDCAP	NVDMAP	NVDMCP	NVFIII	NVGEII	NVIDAP	NVIDCP	NVIDMP
Reinvested dividends	$959	4,182	589	129	185	3,417	355	3,909

Net investment income (loss)	959	4,182	589	129	185	3,417	355	3,909
Realized gain (loss) on investments	(6,488)	(29,486)	(2,683)	623	286	(29,440)	(80)	(11,777)
Change in unrealized gain (loss) on investments	51,114	151,547	29,569	191	1,550	129,023	20,427	185,397

Net gain (loss) on investments	44,626	122,061	26,886	814	1,836	99,583	20,347	173,620

Reinvested capital gains	31,077	119,052	12,512	20	-	100,716	3,377	161,384

Net increase (decrease) in contract owners’ equity resulting from operations	$76,662	245,295	39,987	963	2,021	203,716	24,079	338,913

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVIE6	NVIX	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV1
Reinvested dividends	$1,889	26,884	56,282	27,837	-	-	-	2,181

Net investment income (loss)	1,889	26,884	56,282	27,837	-	-	-	2,181

Realized gain (loss) on investments	13,141	3,980	(304)	2,193	(173)	(116,557)	(153,551)	(2,343)
Change in unrealized gain (loss) on investments	(1,415)	27,085	33,443	307,769	246,571	(1,224,393)	1,830,649	1,095

Net gain (loss) on investments	11,726	31,065	33,139	309,962	246,398	(1,340,950)	1,677,098	(1,248)

Reinvested capital gains	-	30,976	-	869,268	-	3,008,372	647,753	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,615	88,925	89,421	1,207,067	246,398	1,667,422	2,324,851	933

Investment Activity:	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSIX2	NVSTB1	NVSTB2
Reinvested dividends	$50,065	6,343	20,265	256,054	56,074	9,389	2,129	13,391

Net investment income (loss)	50,065	6,343	20,265	256,054	56,074	9,389	2,129	13,391

Realized gain (loss) on investments	(239,489)	63,608	(29,019)	(344,645)	(99,602)	(141,860)	(143)	(791)
Change in unrealized gain (loss) on investments	117,647	4,066	162,410	1,504,399	(235,870)	287,008	1,282	10,402

Net gain (loss) on investments	(121,842)	67,674	133,391	1,159,754	(335,472)	145,148	1,139	9,611

Reinvested capital gains	-	137,805	180,013	1,946,406	17,389	44,114	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(71,777)	211,822	333,669	3,362,214	(262,009)	198,651	3,268	23,002

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVTIV3	SAM	SAM5	SCF	SCGF	SCVF	TRF	AMMCGS
Reinvested dividends	$23,172	15,183	3,059	453	-	749	46,817	-

Net investment income (loss)	23,172	15,183	3,059	453	-	749	46,817	-

Realized gain (loss) on investments	(66,239)	-	-	(73,348)	(35,902)	(206,187)	327,489	58,769
Change in unrealized gain (loss) on investments	119,016	-	-	498,275	397,874	239,450	(259,590)	26,635

Net gain (loss) on investments	52,777	-	-	424,927	361,972	33,263	67,899	85,404

Reinvested capital gains	-	-	-	95,591	205,218	5,215	301,673	16,254

Net increase (decrease) in contract owners’ equity resulting from operations	$75,949	15,183	3,059	520,971	567,190	39,227	416,389	101,658

Investment Activity:	AMSRS	AMTB	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVLDA
Reinvested dividends	$5,277	23,092	7,923	6,611	4,567	24,731	22,049	36,324

Net investment income (loss)	5,277	23,092	7,923	6,611	4,567	24,731	22,049	36,324
Realized gain (loss) on investments	33,118	943	(409)	(129)	115	6,158	(1,726)	(14,780)
Change in unrealized gain (loss) on investments	92,127	8,432	9,217	15,312	7,447	13,871	21,120	63,413

Net gain (loss) on investments	125,245	9,375	8,808	15,183	7,562	20,029	19,394	48,633

Reinvested capital gains	36,250	-	5,101	-	1,807	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$166,772	32,467	21,832	21,794	13,936	44,760	41,443	84,957

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVRSA	PMVTRA	PVEIB	PVGOB	TRHS2	TRHSP	VWHA	VRVDRI
Reinvested dividends	$4,846	32,773	4,342	96	-	-	12,665	910

Net investment income (loss)	4,846	32,773	4,342	96	-	-	12,665	910

Realized gain (loss) on investments	(6,230)	33,736	(5,016)	81,880	385,950	121,213	(163,109)	(1,388)
Change in unrealized gain (loss) on investments	2,677	45,803	4,940	144,800	419,131	361,408	373,047	(2,541)

Net gain (loss) on investments	(3,553)	79,539	(76)	226,680	805,081	482,621	209,938	(3,929)

Reinvested capital gains	-	17,576	17,482	13,595	257,263	148,509	-	1,346

Net increase (decrease) in contract owners’ equity resulting from operations	$1,293	129,888	21,748	240,371	1,062,344	631,130	222,603	(1,673)

Investment Activity:	WFVSCG	IVKMG1	GVDIVI	NVMLV1	NVLCAP	NVLMP
Reinvested dividends	$-	-	123,544	26,743	266	2,044

Net investment income (loss)	-	-	123,544	26,743	266	2,044

Realized gain (loss) on investments	(7,547)	(291,360)	(694,364)	(1,468,026)	3,249	(10,404)
Change in unrealized gain (loss) on investments	216,394	(85,909)	356,640	495,880	(6,064)	(19,227)

Net gain (loss) on investments	208,847	(377,269)	(337,724)	(972,146)	(2,815)	(29,631)

Reinvested capital gains	29,190	315,739	-	713,526	953	22,214

Net increase (decrease) in contract owners’ equity resulting from operations	$238,037	(61,530)	(214,180)	(231,877)	(1,596)	(5,373)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVDAA		ALVIVB		ALVSVA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,610,675	8,298,075	2,899	2,444	494	409	18,213	14,523
Realized gain (loss) on investments	(1,838,693)	2,955,766	1,741	6,774	(5,357)	(420)	(311,892)	(27,375)
Change in unrealized gain (loss) on investments	30,852,399	36,874,438	7,287	9,878	(971)	3,967	128,197	184,149
Reinvested capital gains	23,388,345	33,554,642	-	135	-	-	83,371	270,993

Net increase (decrease) in contract owners’ equity resulting from operations	57,012,726	81,682,921	11,927	19,231	(5,834)	3,956	(82,111)	442,290

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	19,629,795	21,330,186	890	23,846	(38,073)	42,480	104,848	149,760
Transfers between funds	-	-	1,181	(54,074)	-	-	(489,645)	4,258
Surrenders (notes 2, 3, 4, 5 and 6)	(41,464,864)	(44,462,679)	39,672	(5,830)	970	(2,222)	(89,922)	(185,593)
Adjustments to maintain reserves	(11,257)	15,787	(9)	116	(5)	7	3	18

Net equity transactions	(21,846,326)	(23,116,706)	41,734	(35,942)	(37,108)	40,265	(474,716)	(31,557)

Net change in contract owners’ equity	35,166,400	58,566,215	53,661	(16,711)	(42,942)	44,221	(556,827)	410,733
Contract owners’ equity at beginning of period	420,218,561	361,652,346	123,675	140,386	53,013	8,792	2,616,068	2,205,335

Contract owners’ equity at end of period	$455,384,961	420,218,561	177,336	123,675	10,071	53,013	2,059,241	2,616,068

CHANGE IN UNITS:
Beginning units	18,470,451	19,680,006	8,152	10,689	5,875	1,138	102,920	104,197
Units purchased	3,101,108	1,976,623	4,671	1,885	(4,785)	5,033	6,951	7,757
Units surrendered	(3,603,573)	(3,186,178)	(1,693)	(4,422)	2	(296)	(31,498)	(9,034)

Ending units	17,967,986	18,470,451	11,130	8,152	1,092	5,875	78,373	102,920

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIP1		ACVIP2		ACVMV1		BRVGA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,820	9,163	14,718	29,703	63,772	81,843	21,448	18,173
Realized gain (loss) on investments	3,256	(841)	(2,802)	(10,573)	(43,804)	43,984	(558)	(12,093)
Change in unrealized gain (loss) on investments	25,251	22,913	91,607	90,488	(33,636)	462,156	216,943	168,470
Reinvested capital gains	-	-	-	-	-	411,729	87,124	47,694

Net increase (decrease) in contract owners’ equity resulting from operations	34,327	31,235	103,523	109,618	(13,668)	999,712	324,957	222,244

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,164	14,639	44,929	49,311	220,951	195,773	142,121	181,294
Transfers between funds	9,593	7,755	(47,823)	(42,965)	(405,887)	1,945	6,804	(19,571)
Surrenders (notes 2, 3, 4, 5 and 6)	(51,820)	(47,632)	(283,675)	(135,575)	(310,654)	(351,512)	(89,866)	(129,438)
Adjustments to maintain reserves	(299)	301	9	(10)	7	(370)	(11)	51

Net equity transactions	(25,362)	(24,937)	(286,560)	(129,239)	(495,583)	(154,164)	59,048	32,336

Net change in contract owners’ equity	8,965	6,298	(183,037)	(19,621)	(509,251)	845,548	384,005	254,580
Contract owners’ equity at beginning of period	365,751	359,453	1,245,723	1,265,344	4,289,531	3,443,983	1,482,945	1,228,365

Contract owners’ equity at end of period	$374,716	365,751	1,062,686	1,245,723	3,780,280	4,289,531	1,866,950	1,482,945

CHANGE IN UNITS:
Beginning units	32,557	34,926	76,317	84,420	103,200	107,010	95,413	93,251
Units purchased	2,510	2,839	3,845	4,551	7,224	7,457	13,285	12,847
Units surrendered	(4,691)	(5,208)	(20,736)	(12,654)	(20,564)	(11,267)	(9,432)	(10,685)

Ending units	30,376	32,557	59,426	76,317	89,860	103,200	99,266	95,413

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVHYI		MLVGA2		DCAP		DSIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,193	9,786	32,377	33,270	13,931	22,180	104,354	107,482
Realized gain (loss) on investments	(2,743)	(87)	1,478	(15,420)	(56,252)	(24,185)	203,207	230,369
Change in unrealized gain (loss) on investments	10,416	13,694	371,110	355,229	267,799	361,699	417,883	1,009,328
Reinvested capital gains	-	-	150,966	97,995	145,924	216,760	402,988	314,159

Net increase (decrease) in contract owners’ equity resulting from operations	19,866	23,393	555,931	471,074	371,402	576,454	1,128,432	1,661,338

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,680	6,069	143,399	141,894	41,773	48,996	180,500	185,597
Transfers between funds	233,315	72,829	(150,161)	(109,749)	(283,933)	(25,588)	(163,801)	149,062
Surrenders (notes 2, 3, 4, 5 and 6)	(30,197)	(16,712)	(390,671)	(251,042)	(329,943)	(338,531)	(309,874)	(669,775)
Adjustments to maintain reserves	757	(6)	14	(11)	(450)	405	29	(7)

Net equity transactions	208,555	62,180	(397,419)	(218,908)	(572,553)	(314,718)	(293,146)	(335,123)

Net change in contract owners’ equity	228,421	85,573	158,512	252,166	(201,151)	261,736	835,286	1,326,215
Contract owners’ equity at beginning of period	207,323	121,750	3,012,441	2,760,275	1,944,911	1,683,175	6,769,192	5,442,977

Contract owners’ equity at end of period	$435,744	207,323	3,170,953	3,012,441	1,743,760	1,944,911	7,604,478	6,769,192

CHANGE IN UNITS:
Beginning units	17,863	12,094	142,097	153,420	55,772	65,689	189,913	200,324
Units purchased	22,301	7,324	8,542	8,173	2,023	1,971	10,919	11,546
Units surrendered	(5,163)	(1,555)	(26,824)	(19,496)	(17,368)	(11,888)	(20,041)	(21,957)

Ending units	35,001	17,863	123,815	142,097	40,427	55,772	180,791	189,913

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVSCS		DWVSVS		DFVGB		DFVGMI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$30,625	30,821	2,574	1,993	57	5,038	1,061	2,426
Realized gain (loss) on investments	30,275	156,363	(14,525)	(8,539)	(1,044)	(203)	368	162
Change in unrealized gain (loss) on investments	112,054	219,548	(10,590)	50,847	3,869	2,754	7,942	9,859
Reinvested capital gains	174,383	294,104	14,677	20,550	-	-	1,147	798

Net increase (decrease) in contract owners’ equity resulting from operations	347,337	700,836	(7,864)	64,851	2,882	7,589	10,518	13,245

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	98,550	104,715	13,831	14,151	14,698	21,807	6,639	11,131
Transfers between funds	81,146	41,336	3,846	9,098	(6,442)	8,232	330	38,039
Surrenders (notes 2, 3, 4, 5 and 6)	(407,206)	(564,674)	(21,969)	(34,026)	3,962	(11,102)	(29,319)	(6,631)
Adjustments to maintain reserves	(492)	649	(2)	(11)	32	(42)	8	2

Net equity transactions	(228,002)	(417,974)	(4,294)	(10,788)	12,250	18,895	(22,342)	42,541

Net change in contract owners’ equity	119,335	282,862	(12,158)	54,063	15,132	26,484	(11,824)	55,786
Contract owners’ equity at beginning of period	3,549,805	3,266,943	299,762	245,699	200,963	174,479	114,135	58,349

Contract owners’ equity at end of period	$3,669,140	3,549,805	287,604	299,762	216,095	200,963	102,311	114,135

CHANGE IN UNITS:
Beginning units	98,180	110,427	15,820	16,561	17,046	15,419	9,510	5,743
Units purchased	8,280	5,473	1,052	1,219	3,407	2,754	777	4,420
Units surrendered	(14,736)	(17,720)	(1,356)	(1,960)	(2,387)	(1,127)	(2,627)	(653)

Ending units	91,724	98,180	15,516	15,820	18,066	17,046	7,660	9,510

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVIPS		DFVIS		DFVIV		DFVSTF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,970	3,089	4,194	5,178	3,735	11,456	354	3,305
Realized gain (loss) on investments	5,197	1,439	(6,587)	(135)	(74,212)	(649)	(614)	44
Change in unrealized gain (loss) on investments	7,693	13,702	22,049	31,091	19,942	36,625	908	(912)
Reinvested capital gains	1,040	-	3,694	2,298	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,900	18,230	23,350	38,432	(50,535)	47,432	648	2,437

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	46,431	7,334	18,100	27,162	19,806	35,190	9,934	20,105
Transfers between funds	17,906	(49,207)	(2,812)	(9,351)	(46,754)	(28,322)	(42,482)	79,204
Surrenders (notes 2, 3, 4, 5 and 6)	(88,834)	(3,811)	(13,103)	(9,318)	(91,944)	(11,908)	(52,989)	(6,478)
Adjustments to maintain reserves	(233)	230	(9)	(5)	(262)	240	3	5

Net equity transactions	(24,730)	(45,454)	2,176	8,488	(119,154)	(4,800)	(85,534)	92,836

Net change in contract owners’ equity	(8,830)	(27,224)	25,526	46,920	(169,689)	42,632	(84,886)	95,273
Contract owners’ equity at beginning of period	197,345	224,569	203,178	156,258	340,325	297,693	148,855	53,582

Contract owners’ equity at end of period	$188,515	197,345	228,704	203,178	170,636	340,325	63,969	148,855

CHANGE IN UNITS:
Beginning units	17,891	22,081	11,118	10,594	22,600	22,904	13,891	5,126
Units purchased	6,051	764	3,260	2,505	5,097	3,908	1,199	9,375
Units surrendered	(8,644)	(4,954)	(2,940)	(1,981)	(16,162)	(4,212)	(9,156)	(610)

Ending units	15,298	17,891	11,438	11,118	11,535	22,600	5,934	13,891

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVULV		DFVUTV		DSGIBA		FQB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,123	10,927	2,710	2,146	17,013	14,549	31,738	32,848
Realized gain (loss) on investments	152	3,149	(6,184)	(1,075)	(9,161)	(942)	279	(3,784)
Change in unrealized gain (loss) on investments	(46,035)	91,627	19,963	21,280	31,795	58,787	55,847	72,478
Reinvested capital gains	-	5,546	-	3,772	12,529	435	3,399	43

Net increase (decrease) in contract owners’ equity resulting from operations	(37,760)	111,249	16,489	26,123	52,176	72,829	91,263	101,585

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	34,242	36,185	25,383	30,822	92,269	97,051	50,152	54,591
Transfers between funds	(40,565)	(5,978)	(5,325)	1,420	8,321	76,195	(48,895)	8,041
Surrenders (notes 2, 3, 4, 5 and 6)	(97,340)	(23,037)	(9,582)	(8,324)	(15,636)	(42,497)	(35,771)	(105,878)
Adjustments to maintain reserves	(212)	189	(19)	12	3	(7)	(10)	2

Net equity transactions	(103,875)	7,359	10,457	23,930	84,957	130,742	(34,524)	(43,244)

Net change in contract owners’ equity	(141,635)	118,608	26,946	50,053	137,133	203,571	56,739	58,341
Contract owners’ equity at beginning of period	546,997	428,389	157,194	107,141	539,391	335,820	1,158,240	1,099,899

Contract owners’ equity at end of period	$405,362	546,997	184,140	157,194	676,524	539,391	1,214,979	1,158,240

CHANGE IN UNITS:
Beginning units	21,613	21,291	7,057	5,895	40,081	29,986	62,384	64,836
Units purchased	2,117	1,799	1,875	1,784	9,011	13,809	4,652	4,221
Units surrendered	(7,490)	(1,477)	(982)	(622)	(2,664)	(3,714)	(6,510)	(6,673)

Ending units	16,240	21,613	7,950	7,057	46,428	40,081	60,526	62,384

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FCS		FEIS		FEMS		FF10S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$507	224	86,773	103,342	1,523	3,245	10,754	17,103
Realized gain (loss) on investments	1,994	531	(72,190)	87,727	(8,002)	3,185	22,723	8,313
Change in unrealized gain (loss) on investments	73,479	8,242	54,498	763,424	17,353	14,393	35,656	63,557
Reinvested capital gains	1,081	-	233,136	356,959	24,550	-	38,066	34,642

Net increase (decrease) in contract owners’ equity resulting from operations	77,061	8,997	302,217	1,311,452	35,424	20,823	107,199	123,615

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	83,275	2,003	188,896	195,404	5,024	2,006	23,736	22,917
Transfers between funds	547,990	102,408	(144,834)	(378,486)	(30,754)	230,457	13,670	57
Surrenders (notes 2, 3, 4, 5 and 6)	(44,896)	(4,243)	(366,395)	(532,399)	(13,027)	(20,042)	(64,262)	(47,346)
Adjustments to maintain reserves	6	17	(172)	229	5	(6)	407	455

Net equity transactions	586,375	100,185	(322,505)	(715,252)	(38,752)	212,415	(26,449)	(23,917)

Net change in contract owners’ equity	663,436	109,182	(20,288)	596,200	(3,328)	233,238	80,750	99,698
Contract owners’ equity at beginning of period	109,182	-	5,641,560	5,045,360	233,480	242	883,663	783,965

Contract owners’ equity at end of period	$772,618	109,182	5,621,272	5,641,560	230,152	233,480	964,413	883,663

CHANGE IN UNITS:
Beginning units	2,863	-	205,997	234,566	21,677	29	37,612	38,707
Units purchased	13,775	3,306	11,895	11,971	8,580	21,905	1,579	1,056
Units surrendered	(1,105)	(443)	(25,246)	(40,540)	(13,967)	(257)	(2,668)	(2,151)

Ending units	15,533	2,863	192,646	205,997	16,290	21,677	36,523	37,612

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF20S		FF30S		FGS		FIGBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$45,479	58,848	55,160	88,507	4,385	10,034	99,235	118,505
Realized gain (loss) on investments	20,358	32,137	158,924	83,441	537,012	160,924	42,494	(2,810)
Change in unrealized gain (loss) on investments	268,610	287,077	300,839	659,570	1,577,531	1,254,167	261,399	298,332
Reinvested capital gains	184,103	158,234	237,371	160,323	683,711	384,924	1,753	-

Net increase (decrease) in contract owners’ equity resulting from operations	518,550	536,296	752,294	991,841	2,802,639	1,810,049	404,881	414,027

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	141,007	132,739	313,464	298,374	341,150	387,254	176,750	178,103
Transfers between funds	500,421	(62,019)	(239,295)	9,452	652,898	(198,991)	391,487	211,444
Surrenders (notes 2, 3, 4, 5 and 6)	(99,995)	(155,215)	(431,466)	(334,747)	(1,278,768)	(1,069,205)	(883,531)	(579,578)
Adjustments to maintain reserves	3	8	(8)	(40)	96	1,212	(761)	848

Net equity transactions	541,436	(84,487)	(357,305)	(26,961)	(284,624)	(879,730)	(316,055)	(189,183)

Net change in contract owners’ equity	1,059,986	451,809	394,989	964,880	2,518,015	930,319	88,826	224,844
Contract owners’ equity at beginning of period	3,137,506	2,685,697	5,007,347	4,042,467	6,402,871	5,472,552	4,584,313	4,359,469

Contract owners’ equity at end of period	$4,197,492	3,137,506	5,402,336	5,007,347	8,920,886	6,402,871	4,673,139	4,584,313

CHANGE IN UNITS:
Beginning units	122,412	125,750	176,878	177,599	154,665	177,407	247,950	258,379
Units purchased	25,653	6,885	11,971	13,332	22,921	12,642	31,655	25,962
Units surrendered	(5,553)	(10,223)	(25,406)	(14,053)	(27,658)	(35,384)	(48,261)	(36,391)

Ending units	142,512	122,412	163,443	176,878	149,928	154,665	231,344	247,950

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FMCS		FNRS2		FOS		FRESS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$39,904	59,461	57,873	64,534	9,014	41,315	2,088	2,182
Realized gain (loss) on investments	2,341	(35,462)	(259,053)	(350,455)	18,742	5,360	(3,889)	2,210
Change in unrealized gain (loss) on investments	1,283,182	706,271	(885,409)	602,486	350,018	448,392	(13,955)	8,976
Reinvested capital gains	-	828,913	-	2,391	11,764	83,670	5,230	1,480

Net increase (decrease) in contract owners’ equity resulting from operations	1,325,427	1,559,183	(1,086,589)	318,956	389,538	578,737	(10,526)	14,848

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	320,073	296,101	183,440	127,955	91,656	104,907	8,060	14,007
Transfers between funds	(186,225)	(235,231)	(6,623)	(15,460)	29,325	86,235	84	61,411
Surrenders (notes 2, 3, 4, 5 and 6)	(503,223)	(779,498)	(244,309)	(357,275)	(215,882)	(151,444)	(33,745)	(11,007)
Adjustments to maintain reserves	(17)	(245)	(29)	3,575	32	(1)	4	1

Net equity transactions	(369,392)	(718,873)	(67,521)	(241,205)	(94,869)	39,697	(25,597)	64,412

Net change in contract owners’ equity	956,035	840,310	(1,154,110)	77,751	294,669	618,434	(36,123)	79,260
Contract owners’ equity at beginning of period	7,750,784	6,910,474	3,489,102	3,411,351	2,694,573	2,076,139	135,646	56,386

Contract owners’ equity at end of period	$8,706,819	7,750,784	2,334,992	3,489,102	2,989,242	2,694,573	99,523	135,646

CHANGE IN UNITS:
Beginning units	218,295	240,070	207,444	222,745	212,436	208,975	11,422	5,844
Units purchased	12,958	10,614	32,543	19,113	12,617	19,422	1,181	6,530
Units surrendered	(23,507)	(32,389)	(33,154)	(34,414)	(21,002)	(15,961)	(3,630)	(952)

Ending units	207,746	218,295	206,833	207,444	204,051	212,436	8,973	11,422

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS		FTVDM2		FTVFA1		FTVFA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,887	2,728	50,064	13,071	934	2,077	11,992	42,721
Realized gain (loss) on investments	(44,388)	(1,314)	(6,277)	(7,980)	(3,119)	(285)	(96,367)	(30,814)
Change in unrealized gain (loss) on investments	28,427	30,564	131,676	296,010	(6,810)	4,204	(50,329)	109,124
Reinvested capital gains	9,863	11,986	31,419	-	14,107	3,555	213,669	78,758

Net increase (decrease) in contract owners’ equity resulting from operations	(4,211)	43,964	206,882	301,101	5,112	9,551	78,965	199,789

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	30,961	5,469	63,368	72,762	6,109	6,339	6,335	5,438
Transfers between funds	(31,703)	46,417	(37,838)	(2,289)	(7,437)	469	(31,290)	592
Surrenders (notes 2, 3, 4, 5 and 6)	(16,871)	(6,136)	(86,033)	(233,099)	(2,759)	(2,696)	(294,470)	(379,437)
Adjustments to maintain reserves	5	(17)	2	1	(2)	-	(12)	2

Net equity transactions	(17,608)	45,733	(60,501)	(162,625)	(4,089)	4,112	(319,437)	(373,405)

Net change in contract owners’ equity	(21,819)	89,697	146,381	138,476	1,023	13,663	(240,472)	(173,616)
Contract owners’ equity at beginning of period	202,449	112,752	1,341,715	1,203,239	59,037	45,374	927,814	1,101,430

Contract owners’ equity at end of period	$180,630	202,449	1,488,096	1,341,715	60,060	59,037	687,342	927,814

CHANGE IN UNITS:
Beginning units	6,962	5,207	100,606	114,309	3,294	3,039	52,167	74,227
Units purchased	1,267	2,000	6,416	7,357	346	427	917	850
Units surrendered	(2,487)	(245)	(11,787)	(21,060)	(653)	(172)	(18,499)	(22,910)

Ending units	5,742	6,962	95,235	100,606	2,987	3,294	34,585	52,167

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVGB1		FTVGI2		FTVIS1		FTVIS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$71,475	69,590	180,420	190,003	19,068	17,608	133,342	131,814
Realized gain (loss) on investments	(16,181)	48,381	(118,464)	(85,207)	(5,216)	851	(56,092)	12,210
Change in unrealized gain (loss) on investments	(102,646)	(89,757)	(184,097)	(50,329)	(22,390)	23,427	(84,519)	179,004
Reinvested capital gains	-	-	-	-	257	5,065	1,889	39,839

Net increase (decrease) in contract owners’ equity resulting from operations	(47,352)	28,214	(122,141)	54,467	(8,281)	46,951	(5,380)	362,867

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	34,953	48,676	77,488	85,457	37,627	44,418	70,446	78,997
Transfers between funds	11,190	(252,787)	(180,173)	(178,632)	(2,814)	(2,582)	(95,065)	15,053
Surrenders (notes 2, 3, 4, 5 and 6)	(281,015)	(165,989)	(247,699)	(408,956)	(52,625)	(28,021)	(178,333)	(257,099)
Adjustments to maintain reserves	(1,042)	1,081	(3)	5	134	(156)	(2)	(6)

Net equity transactions	(235,914)	(369,019)	(350,387)	(502,126)	(17,678)	13,659	(202,954)	(163,055)

Net change in contract owners’ equity	(283,266)	(340,805)	(472,528)	(447,659)	(25,959)	60,610	(208,334)	199,812
Contract owners’ equity at beginning of period	973,579	1,314,384	2,400,022	2,847,681	338,086	277,476	2,496,411	2,296,599

Contract owners’ equity at end of period	$690,313	973,579	1,927,494	2,400,022	312,127	338,086	2,288,077	2,496,411

CHANGE IN UNITS:
Beginning units	81,981	113,177	227,910	275,864	20,221	19,321	112,466	120,079
Units purchased	5,805	7,918	12,115	10,268	2,872	3,284	5,576	8,638
Units surrendered	(26,551)	(39,114)	(46,782)	(58,222)	(4,604)	(2,384)	(15,672)	(16,251)

Ending units	61,235	81,981	193,243	227,910	18,489	20,221	102,370	112,466

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVRDI		FTVSVI		TIF2		GVGMNS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$44,257	41,389	78,675	64,337	49,180	32,456	82	551
Realized gain (loss) on investments	43,902	46,512	(85,262)	21,158	(111,998)	(162,251)	(2,651)	(53)
Change in unrealized gain (loss) on investments	241,863	197,112	12,359	284,603	25,124	329,724	1,865	2,735
Reinvested capital gains	152,931	419,372	281,922	807,813	-	19,373	425	1,612

Net increase (decrease) in contract owners’ equity resulting from operations	482,953	704,385	287,694	1,177,911	(37,694)	219,302	(279)	4,845

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	70,294	70,799	118,787	131,195	71,190	87,083	1,072	995
Transfers between funds	(22,680)	(14,154)	32,376	(50,763)	(49,074)	(59,980)	1,098	(23,997)
Surrenders (notes 2, 3, 4, 5 and 6)	(126,527)	(179,654)	(250,829)	(364,115)	(122,427)	(412,739)	(10,221)	(3,631)
Adjustments to maintain reserves	2	(23)	5	28	(170)	162	(5)	(2)

Net equity transactions	(78,911)	(123,032)	(99,661)	(283,655)	(100,481)	(385,474)	(8,056)	(26,635)

Net change in contract owners’ equity	404,042	581,353	188,033	894,256	(138,175)	(166,172)	(8,335)	(21,790)
Contract owners’ equity at beginning of period	2,996,438	2,415,085	5,400,596	4,506,340	1,780,994	1,947,166	38,687	60,477

Contract owners’ equity at end of period	$3,400,480	2,996,438	5,588,629	5,400,596	1,642,819	1,780,994	30,352	38,687

CHANGE IN UNITS:
Beginning units	84,551	88,308	161,036	170,281	183,230	225,424	2,670	4,672
Units purchased	3,441	3,114	9,418	5,596	16,097	17,153	2,471	117
Units surrendered	(5,437)	(6,871)	(12,360)	(14,841)	(28,327)	(59,347)	(3,129)	(2,119)

Ending units	82,555	84,551	158,094	161,036	171,000	183,230	2,012	2,670

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVMSAS		RVARS		ACEG		AVMCCI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$83	88	1,893	5,468	510	-	385	312
Realized gain (loss) on investments	(11)	(290)	6,884	1,477	10,715	21,653	(3,063)	(139)
Change in unrealized gain (loss) on investments	200	1,065	5,036	6,004	167,195	87,158	(5,204)	6,767
Reinvested capital gains	-	-	-	-	53,247	84,267	10,900	6,842

Net increase (decrease) in contract owners’ equity resulting from operations	272	863	13,813	12,949	231,667	193,078	3,018	13,782

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,286	681	13,433	14,144	70,711	19,945	691	691
Transfers between funds	464	(13,287)	(22,529)	(48,836)	(53,483)	77,973	(366)	(446)
Surrenders (notes 2, 3, 4, 5 and 6)	(698)	(754)	(82,589)	(24,509)	(62,655)	(139,821)	(9,620)	(2,209)
Adjustments to maintain reserves	(5)	7	(201)	206	(27)	45	4	3

Net equity transactions	1,047	(13,353)	(91,886)	(58,995)	(45,454)	(41,858)	(9,291)	(1,961)

Net change in contract owners’ equity	1,319	(12,490)	(78,073)	(46,046)	186,213	151,220	(6,273)	11,821
Contract owners’ equity at beginning of period	3,232	15,722	221,945	267,991	696,907	545,687	66,995	55,174

Contract owners’ equity at end of period	$4,551	3,232	143,872	221,945	883,120	696,907	60,722	66,995

CHANGE IN UNITS:
Beginning units	313	1,657	20,254	25,682	26,097	27,945	3,563	3,676
Units purchased	168	107	1,145	1,313	1,214	4,083	40	40
Units surrendered	(68)	(1,451)	(9,173)	(6,741)	(4,080)	(5,931)	(647)	(153)

Ending units	413	313	12,226	20,254	23,231	26,097	2,956	3,563

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA1		OVAG		OVGI		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$122,210	-	-	-	72,031	53,380	33,796	42,247
Realized gain (loss) on investments	(58,836)	(21,094)	26,469	-	(19,282)	129,013	35,251	(1,853)
Change in unrealized gain (loss) on investments	(9,297)	262,687	470,704	-	122,267	375,617	1,005,322	556,521
Reinvested capital gains	78,783	-	-	-	474,367	803,575	176,085	667,312

Net increase (decrease) in contract owners’ equity resulting from operations	132,860	241,593	497,173	-	649,383	1,361,585	1,250,454	1,264,227

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	80,042	91,808	18,256	-	159,644	158,538	194,713	183,068
Transfers between funds	(239,149)	(23,383)	989,958	-	(182,165)	(21,338)	(442,865)	46,940
Surrenders (notes 2, 3, 4, 5 and 6)	(174,183)	(74,220)	(8,304)	-	(682,461)	(524,714)	(494,265)	(366,656)
Adjustments to maintain reserves	(6)	6	(4)	-	20	76	(109)	151

Net equity transactions	(333,296)	(5,789)	999,906	-	(704,962)	(387,438)	(742,526)	(136,497)

Net change in contract owners’ equity	(200,436)	235,804	1,497,079	-	(55,579)	974,147	507,928	1,127,730
Contract owners’ equity at beginning of period	1,839,302	1,603,498	-	-	5,353,763	4,379,616	5,180,395	4,052,665

Contract owners’ equity at end of period	$1,638,866	1,839,302	1,497,079	-	5,298,184	5,353,763	5,688,323	5,180,395

CHANGE IN UNITS:
Beginning units	140,308	140,920	-	-	161,907	174,937	211,518	218,071
Units purchased	10,255	16,266	106,360	-	6,724	7,283	10,194	10,418
Units surrendered	(37,142)	(16,878)	(5,388)	-	(28,011)	(20,313)	(39,746)	(16,971)

Ending units	113,421	140,308	100,972	-	140,620	161,907	181,966	211,518

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVIG		OVSB		OVSC		WRASP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,062	7,640	20,113	13,137	14,878	6,338	72,856	81,539
Realized gain (loss) on investments	(3,825)	(8,584)	(3,976)	(8,265)	(130,356)	(96,456)	(205,175)	(71,664)
Change in unrealized gain (loss) on investments	308,288	139,416	(4,606)	31,071	463,952	523,711	534,602	575,282
Reinvested capital gains	19,292	37,461	-	-	33,701	292,708	60,031	155,456

Net increase (decrease) in contract owners’ equity resulting from operations	336,817	175,933	11,531	35,943	382,175	726,301	462,314	740,613

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	66,904	36,148	22,812	24,001	145,545	167,986	202,706	205,333
Transfers between funds	595,625	(45,831)	(6,311)	3,647	(638,243)	(107,809)	(503,300)	(123,903)
Surrenders (notes 2, 3, 4, 5 and 6)	(92,069)	(66,634)	(25,733)	(57,038)	(223,118)	(538,908)	(340,432)	(290,659)
Adjustments to maintain reserves	(4)	(2)	3	(1)	(54)	(66)	(7)	49

Net equity transactions	570,456	(76,319)	(9,229)	(29,391)	(715,870)	(478,797)	(641,033)	(209,180)

Net change in contract owners’ equity	907,273	99,614	2,302	6,552	(333,695)	247,504	(178,719)	531,433
Contract owners’ equity at beginning of period	732,861	633,247	360,536	353,984	3,170,269	2,922,765	4,014,263	3,482,830

Contract owners’ equity at end of period	$1,640,134	732,861	362,838	360,536	2,836,574	3,170,269	3,835,544	4,014,263

CHANGE IN UNITS:
Beginning units	60,772	67,531	29,420	32,006	88,523	103,215	243,000	256,744
Units purchased	59,700	4,595	2,214	2,584	5,542	6,821	15,644	14,598
Units surrendered	(8,533)	(11,354)	(3,000)	(5,170)	(28,021)	(21,513)	(54,757)	(28,342)

Ending units	111,939	60,772	28,634	29,420	66,044	88,523	203,887	243,000

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRBDP		WRBP		WRGNR		WRHIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$115	105	88	87	40	19	61,547	67,510
Realized gain (loss) on investments	(1)	(10)	25	43	(15)	(20)	(19,530)	(19,178)
Change in unrealized gain (loss) on investments	364	340	525	477	(289)	167	(3,548)	61,693
Reinvested capital gains	-	-	334	394	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	478	435	972	1,001	(264)	166	38,469	110,025

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	471	459	1,533	1,533	306	306	63,181	73,476
Transfers between funds	-	-	86	22	-	-	(131,936)	(41,220)
Surrenders (notes 2, 3, 4, 5 and 6)	(67)	(152)	(785)	(770)	(25)	(74)	(160,388)	(248,197)
Adjustments to maintain reserves	(10)	5	(15)	15	10	-	(55)	66

Net equity transactions	394	312	819	800	291	232	(229,198)	(215,875)

Net change in contract owners’ equity	872	747	1,791	1,801	27	398	(190,729)	(105,850)
Contract owners’ equity at beginning of period	4,378	3,631	6,010	4,209	2,190	1,792	923,133	1,028,983

Contract owners’ equity at end of period	$5,250	4,378	7,801	6,010	2,217	2,190	732,404	923,133

CHANGE IN UNITS:
Beginning units	273	254	262	224	412	369	38,631	47,880
Units purchased	27	29	71	74	68	57	4,181	3,506
Units surrendered	(5)	(10)	(35)	(36)	(6)	(14)	(13,905)	(12,755)

Ending units	295	273	298	262	474	412	28,907	38,631

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRMCG		WRPAP		WRPMAP		WRSCP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	218	350	213	286	-	-
Realized gain (loss) on investments	60,780	11,112	(103)	(129)	(45)	(109)	(2)	(5)
Change in unrealized gain (loss) on investments	300,943	53,874	528	1,308	235	891	1,461	440
Reinvested capital gains	45,657	70,817	1,885	1,114	1,538	972	-	271

Net increase (decrease) in contract owners’ equity resulting from operations	407,380	135,803	2,528	2,643	1,941	2,040	1,459	706

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	104,041	11,714	1,712	1,650	2,982	3,536	306	306
Transfers between funds	380,129	141,404	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(37,441)	(23,615)	(445)	(621)	(2,182)	(2,649)	(60)	(140)
Adjustments to maintain reserves	(2)	41	(24)	30	(12)	-	(7)	1

Net equity transactions	446,727	129,544	1,243	1,059	788	887	239	167

Net change in contract owners’ equity	854,107	265,347	3,771	3,702	2,729	2,927	1,698	873
Contract owners’ equity at beginning of period	607,389	342,042	14,715	11,013	12,161	9,234	3,941	3,068

Contract owners’ equity at end of period	$1,461,496	607,389	18,486	14,715	14,890	12,161	5,639	3,941

CHANGE IN UNITS:
Beginning units	15,546	12,076	618	570	550	507	152	146
Units purchased	11,251	4,247	72	76	136	174	9	12
Units surrendered	(1,692)	(777)	(19)	(28)	(101)	(131)	(3)	(6)

Ending units	25,105	15,546	671	618	585	550	158	152

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRSTP		JACAS		JAEI		JAGTS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	6,106	665	1,225	1,827	158	14,081
Realized gain (loss) on investments	179	53	134,125	28,650	16,606	17,536	646,622	141,256
Change in unrealized gain (loss) on investments	1,628	2,049	868,667	636,798	245,913	171,772	1,187,564	893,047
Reinvested capital gains	1,154	720	279,878	256,760	121,842	47,447	459,347	233,776

Net increase (decrease) in contract owners’ equity resulting from operations	2,961	2,822	1,288,776	922,873	385,586	238,582	2,293,691	1,282,160

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	880	880	76,447	57,569	124,191	146,801	404,192	452,140
Transfers between funds	(539)	(204)	192,872	65,214	540,734	155,070	(133,272)	919,811
Surrenders (notes 2, 3, 4, 5 and 6)	(455)	(524)	(104,755)	(384,051)	(145,898)	(86,554)	(539,191)	(358,702)
Adjustments to maintain reserves	4	-	(78)	100	3	(4)	120	14

Net equity transactions	(110)	152	164,486	(261,168)	519,030	215,313	(268,151)	1,013,263

Net change in contract owners’ equity	2,851	2,974	1,453,262	661,705	904,616	453,895	2,025,540	2,295,423
Contract owners’ equity at beginning of period	8,722	5,748	3,249,772	2,588,067	1,060,121	606,226	4,923,927	2,628,504

Contract owners’ equity at end of period	$11,573	8,722	4,703,034	3,249,772	1,964,737	1,060,121	6,949,467	4,923,927

CHANGE IN UNITS:
Beginning units	203	200	76,892	83,802	67,605	52,378	131,184	101,415
Units purchased	18	23	8,596	4,262	55,700	21,401	23,677	42,477
Units surrendered	(22)	(20)	(5,452)	(11,172)	(18,434)	(6,174)	(32,025)	(12,708)

Ending units	199	203	80,036	76,892	104,871	67,605	122,836	131,184

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAIGS		LOVTRC		MNDIC		MV2IGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$27,037	43,222	13,053	11,040	-	-	13,431	16,481
Realized gain (loss) on investments	42,030	(2,553)	3,950	844	66,347	18,780	570,698	44,131
Change in unrealized gain (loss) on investments	264,007	515,927	7,811	26,923	399,499	138,035	(512,027)	646,285
Reinvested capital gains	-	-	10,387	-	143,733	226,389	284,492	220,185

Net increase (decrease) in contract owners’ equity resulting from operations	333,074	556,596	35,201	38,807	609,579	383,204	356,594	927,082

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	77,889	81,930	18,719	30,806	104,884	163,123	27,460	28,675
Transfers between funds	(298,256)	(50,584)	80,697	(113,059)	(445,400)	370,335	(1,874,310)	13,418
Surrenders (notes 2, 3, 4, 5 and 6)	(130,717)	(153,167)	8,694	(31,567)	(114,370)	(62,474)	(132,231)	(241,261)
Adjustments to maintain reserves	(265)	311	(5)	7	27	5	15	(6)

Net equity transactions	(351,349)	(121,510)	108,105	(113,813)	(454,859)	470,989	(1,979,066)	(199,174)

Net change in contract owners’ equity	(18,275)	435,086	143,306	(75,006)	154,720	854,193	(1,622,472)	727,908
Contract owners’ equity at beginning of period	2,579,170	2,144,084	422,609	497,615	1,660,101	805,908	3,116,922	2,389,014

Contract owners’ equity at end of period	$2,560,895	2,579,170	565,915	422,609	1,814,821	1,660,101	1,494,450	3,116,922

CHANGE IN UNITS:
Beginning units	214,294	225,720	37,692	48,114	64,683	44,495	164,483	176,439
Units purchased	8,666	10,660	11,292	3,108	3,874	23,355	3,670	4,847
Units surrendered	(39,572)	(22,086)	(2,000)	(13,530)	(20,087)	(3,167)	(103,788)	(16,803)

Ending units	183,388	214,294	46,984	37,692	48,470	64,683	64,365	164,483

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MV3MVI		MVFIC		MVIGIC		MVIVIC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$64	-	136,743	214,515	219	91	8,290	14,851
Realized gain (loss) on investments	3	-	(49,685)	410,630	(97)	(63)	55,033	12,136
Change in unrealized gain (loss) on investments	748	-	(335,220)	1,507,854	4,212	(140)	76,389	133,751
Reinvested capital gains	216	-	383,245	451,482	199	813	16,705	24,370

Net increase (decrease) in contract owners’ equity resulting from operations	1,031	-	135,083	2,584,481	4,533	701	156,417	185,108

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,000	-	308,305	366,525	6,259	345	49,290	56,073
Transfers between funds	-	-	(1,282,099)	(192,065)	32,191	7,462	(76,337)	(21,272)
Surrenders (notes 2, 3, 4, 5 and 6)	(61)	-	(720,980)	(1,247,989)	(1,444)	(582)	(132,236)	(34,450)
Adjustments to maintain reserves	(5)	-	(132)	179	(2)	-	(211)	235

Net equity transactions	4,934	-	(1,694,906)	(1,073,350)	37,004	7,225	(159,494)	586

Net change in contract owners’ equity	5,965	-	(1,559,823)	1,511,131	41,537	7,926	(3,077)	185,694
Contract owners’ equity at beginning of period	-	-	10,595,852	9,084,721	7,926	-	890,138	704,444

Contract owners’ equity at end of period	$5,965	-	9,036,029	10,595,852	49,463	7,926	887,061	890,138

CHANGE IN UNITS:
Beginning units	-	-	303,035	337,246	723	-	39,983	39,851
Units purchased	438	-	15,348	17,418	3,350	915	5,113	4,864
Units surrendered	(5)	-	(68,637)	(51,629)	(178)	(192)	(12,036)	(4,732)

Ending units	433	-	249,746	303,035	3,895	723	33,060	39,983

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVIVSC		MSVFI		DTRTFB		EIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$20,722	48,622	13,719	18,818	817	1,584	65,673	70,082
Realized gain (loss) on investments	222,158	164,118	3,939	5,628	1,963	59	202,076	253,640
Change in unrealized gain (loss) on investments	179,375	400,332	14,098	25,331	1,052	217	(275,457)	449,452
Reinvested capital gains	54,211	101,925	5,015	-	-	-	164,648	154,061

Net increase (decrease) in contract owners’ equity resulting from operations	476,466	714,997	36,771	49,777	3,832	1,860	156,940	927,235

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	131,183	146,255	16,322	19,328	5,147	7,307	246,718	136,608
Transfers between funds	(606,697)	46,991	35,416	(22,451)	2,012	31,210	(42,539)	(14,667)
Surrenders (notes 2, 3, 4, 5 and 6)	(259,749)	(683,742)	(27,960)	(84,401)	(29,466)	(2,667)	(311,857)	(427,024)
Adjustments to maintain reserves	10	(3)	45	54	2	8	(6)	19

Net equity transactions	(735,253)	(490,499)	23,823	(87,470)	(22,305)	35,858	(107,684)	(305,064)

Net change in contract owners’ equity	(258,787)	224,498	60,594	(37,693)	(18,473)	37,718	49,256	622,171
Contract owners’ equity at beginning of period	3,116,974	2,892,476	461,648	499,341	51,893	14,175	4,113,263	3,491,092

Contract owners’ equity at end of period	$2,858,187	3,116,974	522,242	461,648	33,420	51,893	4,162,519	4,113,263

CHANGE IN UNITS:
Beginning units	123,138	143,582	25,074	30,072	4,781	1,392	138,111	149,234
Units purchased	6,820	7,617	3,027	1,594	1,944	3,639	11,248	6,202
Units surrendered	(36,024)	(28,061)	(1,788)	(6,592)	(3,757)	(250)	(14,489)	(17,325)

Ending units	93,934	123,138	26,313	25,074	2,968	4,781	134,870	138,111

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GBF		GEM		GIG		GVAAA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$63,069	89,467	57,970	77,369	7,928	22,468	143,900	147,132
Realized gain (loss) on investments	38,617	(23,147)	58,162	25,808	(18,069)	(725)	104,098	240,221
Change in unrealized gain (loss) on investments	108,593	125,754	268,445	559,881	56,815	84,339	167,731	700,614
Reinvested capital gains	-	-	-	-	-	37,614	744,032	613,308

Net increase (decrease) in contract owners’ equity resulting from operations	210,279	192,074	384,577	663,058	46,674	143,696	1,159,761	1,701,275

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	166,270	942,001	170,082	154,958	38,677	91,089	754,165	687,522
Transfers between funds	211,132	394,185	(119,681)	(123,696)	(207,554)	21,387	240,626	371,213
Surrenders (notes 2, 3, 4, 5 and 6)	(1,447,228)	(277,801)	(257,391)	(304,234)	(30,399)	(68,540)	(1,351,394)	(569,725)
Adjustments to maintain reserves	(385)	475	(393)	425	(2)	5	(714)	(1,022)

Net equity transactions	(1,070,211)	1,058,860	(207,383)	(272,547)	(199,278)	43,941	(357,317)	487,988

Net change in contract owners’ equity	(859,932)	1,250,934	177,194	390,511	(152,604)	187,637	802,444	2,189,263
Contract owners’ equity at beginning of period	3,874,387	2,623,453	3,406,309	3,015,798	916,093	728,456	10,056,150	7,866,887

Contract owners’ equity at end of period	$3,014,455	3,874,387	3,583,503	3,406,309	763,489	916,093	10,858,594	10,056,150

CHANGE IN UNITS:
Beginning units	242,404	174,430	268,892	292,690	73,894	69,997	418,042	394,997
Units purchased	27,670	88,359	19,454	17,488	4,776	11,066	45,667	57,701
Units surrendered	(92,286)	(20,385)	(38,670)	(41,286)	(21,616)	(7,169)	(60,663)	(34,656)

Ending units	177,788	242,404	249,676	268,892	57,054	73,894	403,046	418,042

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVABD2		GVAGG2		GVAGI2		GVAGR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,899	14,036	25,034	23,472	30,865	25,298	47,351	17,977
Realized gain (loss) on investments	3,897	365	54,027	66,621	65,837	86,251	188,884	223,797
Change in unrealized gain (loss) on investments	51,900	47,703	735,618	628,002	(46,443)	140,054	2,085,424	394,565
Reinvested capital gains	545	2,488	255,216	307,270	190,570	174,472	620,079	735,678

Net increase (decrease) in contract owners’ equity resulting from operations	73,241	64,592	1,069,895	1,025,365	240,829	426,075	2,941,738	1,372,017

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	36,501	41,047	124,142	202,753	53,566	57,301	243,463	138,805
Transfers between funds	(23,346)	8,782	(2,624)	79,945	45,593	6,701	95,740	(153,005)
Surrenders (notes 2, 3, 4, 5 and 6)	(27,737)	(25,460)	(485,855)	(501,687)	(179,371)	(225,994)	(351,483)	(408,300)
Adjustments to maintain reserves	5	10	(710)	691	(49)	87	(67)	(47)

Net equity transactions	(14,577)	24,379	(365,047)	(218,298)	(80,261)	(161,905)	(12,347)	(422,547)

Net change in contract owners’ equity	58,664	88,971	704,848	807,067	160,568	264,170	2,929,391	949,470
Contract owners’ equity at beginning of period	797,324	708,353	3,857,719	3,050,652	1,991,252	1,727,082	5,631,439	4,681,969

Contract owners’ equity at end of period	$855,988	797,324	4,562,567	3,857,719	2,151,820	1,991,252	8,560,830	5,631,439

CHANGE IN UNITS:
Beginning units	53,016	51,331	129,958	138,511	79,378	86,518	176,341	191,011
Units purchased	2,537	3,639	8,199	13,999	4,599	3,187	14,087	8,220
Units surrendered	(3,434)	(1,954)	(19,860)	(22,552)	(8,119)	(10,327)	(13,477)	(22,890)

Ending units	52,119	53,016	118,297	129,958	75,858	79,378	176,951	176,341

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMA		GVDMC		GVEX1		GVIDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$94,177	896,539	1,319	25,432	262,909	236,654	20,291	184,021
Realized gain (loss) on investments	534,266	869,940	(28,145)	(14,516)	297,152	146,604	247,215	293,272
Change in unrealized gain (loss) on investments	1,784,765	2,467,936	81,108	81,087	1,660,613	1,880,001	292,435	662,173
Reinvested capital gains	2,680,950	4,146,632	28,011	73,909	283,033	461,822	598,053	808,441

Net increase (decrease) in contract owners’ equity resulting from operations	5,094,158	8,381,047	82,293	165,912	2,503,707	2,725,081	1,157,994	1,947,907

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,535,075	1,597,260	43,125	43,635	863,163	934,706	479,274	549,452
Transfers between funds	(1,511,995)	149,982	(93,014)	131,250	1,052,485	1,944,901	(720,211)	(214,034)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,712,205)	(4,162,380)	(164,414)	(516,821)	(988,967)	(836,175)	(378,376)	(965,529)
Adjustments to maintain reserves	521	705	15	(2)	(81)	736	386	601

Net equity transactions	(2,688,604)	(2,414,433)	(214,288)	(341,938)	926,600	2,044,168	(618,927)	(629,510)

Net change in contract owners’ equity	2,405,554	5,966,614	(131,995)	(176,026)	3,430,307	4,769,249	539,067	1,318,397
Contract owners’ equity at beginning of period	45,193,502	39,226,888	1,155,684	1,331,710	12,547,823	7,778,574	9,751,477	8,433,080

Contract owners’ equity at end of period	$47,599,056	45,193,502	1,023,689	1,155,684	15,978,130	12,547,823	10,290,544	9,751,477

CHANGE IN UNITS:
Beginning units	1,755,206	1,856,017	56,348	73,685	544,502	442,741	360,626	385,881
Units purchased	71,700	83,630	2,265	8,906	96,888	139,023	23,617	30,368
Units surrendered	(181,167)	(184,441)	(12,633)	(26,243)	(54,716)	(37,262)	(46,914)	(55,623)

Ending units	1,645,739	1,755,206	45,980	56,348	586,674	544,502	337,329	360,626

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDC		GVIDM		GVIX2		HIBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$812	14,668	31,009	491,911	12,448	19,897	74,804	83,911
Realized gain (loss) on investments	(3,530)	(3,184)	214,130	392,572	(12,342)	(420)	(20,907)	(22,821)
Change in unrealized gain (loss) on investments	61,902	33,008	621,699	733,742	7,777	99,157	26,506	152,204
Reinvested capital gains	7,734	13,495	1,280,133	2,120,724	18,314	1,182	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,918	57,987	2,146,971	3,738,949	26,197	119,816	80,403	213,294

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	27,695	37,826	466,278	600,940	22,473	19,714	66,148	59,898
Transfers between funds	156,135	52,416	(2,094,490)	(343,210)	(43,178)	38,458	(54,036)	15,628
Surrenders (notes 2, 3, 4, 5 and 6)	(75,517)	(60,511)	(1,068,515)	(2,518,937)	(93,940)	(38,074)	(143,102)	(271,687)
Adjustments to maintain reserves	41	36	(5)	3	2	2	(188)	180

Net equity transactions	108,354	29,767	(2,696,732)	(2,261,204)	(114,643)	20,100	(131,178)	(195,981)

Net change in contract owners’ equity	175,272	87,754	(549,761)	1,477,745	(88,446)	139,916	(50,775)	17,313
Contract owners’ equity at beginning of period	685,801	598,047	23,244,593	21,766,848	656,802	516,886	1,529,511	1,512,198

Contract owners’ equity at end of period	$861,073	685,801	22,694,832	23,244,593	568,356	656,802	1,478,736	1,529,511

CHANGE IN UNITS:
Beginning units	38,903	37,159	1,003,813	1,106,796	54,325	51,908	63,506	72,042
Units purchased	11,189	5,299	33,885	31,478	3,809	6,072	3,759	4,079
Units surrendered	(4,320)	(3,555)	(149,503)	(134,461)	(14,338)	(3,655)	(9,351)	(12,615)

Ending units	45,772	38,903	888,195	1,003,813	43,796	54,325	57,914	63,506

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IDPG		IDPGI		MCIF		MSBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$100	3,107	128	2,358	47,489	61,147	61,635	95,328
Realized gain (loss) on investments	(2,982)	563	309	106	(219,266)	34,421	(18,217)	(15,393)
Change in unrealized gain (loss) on investments	8,743	9,156	2,641	6,380	474,974	224,055	31,094	102,604
Reinvested capital gains	1,495	3,014	1,151	1,899	208,862	748,138	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,356	15,840	4,229	10,743	512,059	1,067,761	74,512	182,539

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	21,154	43,851	34,855	48,628	167,445	169,305	57,304	63,519
Transfers between funds	10,351	112	(12,347)	4,787	(19,396)	(126,942)	(26,807)	(61,576)
Surrenders (notes 2, 3, 4, 5 and 6)	(72,379)	(13,770)	(38,985)	(18,415)	(795,104)	(504,722)	(250,986)	(335,459)
Adjustments to maintain reserves	(5)	4	(2)	(4)	(678)	681	(427)	427

Net equity transactions	(40,879)	30,197	(16,479)	34,996	(647,733)	(461,678)	(220,916)	(333,089)

Net change in contract owners’ equity	(33,523)	46,037	(12,250)	45,739	(135,674)	606,083	(146,404)	(150,550)
Contract owners’ equity at beginning of period	135,896	89,859	100,723	54,984	4,861,802	4,255,719	2,015,955	2,166,505

Contract owners’ equity at end of period	$102,373	135,896	88,473	100,723	4,726,128	4,861,802	1,869,551	2,015,955

CHANGE IN UNITS:
Beginning units	10,172	7,770	7,848	4,857	129,476	142,407	108,524	127,321
Units purchased	2,408	3,501	2,761	4,503	7,053	6,935	4,460	5,365
Units surrendered	(5,391)	(1,099)	(4,033)	(1,512)	(25,259)	(19,866)	(16,268)	(24,162)

Ending units	7,189	10,172	6,576	7,848	111,270	129,476	96,716	108,524

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NCPG		NCPGI		NVAMV1		NVAMVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,434	10,328	667	2,485	67,466	138,828	34,990	-
Realized gain (loss) on investments	384	(301)	(187)	169	(523,297)	32,997	(1,677)	-
Change in unrealized gain (loss) on investments	35,488	24,286	5,641	7,087	260,802	483,866	390,467	-
Reinvested capital gains	-	13,449	-	1,621	121,888	580,804	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,306	47,762	6,121	11,362	(73,141)	1,236,495	423,780	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	81,191	98,743	19,913	22,758	119,121	169,870	69,742	-
Transfers between funds	58,297	18,547	5,732	1,101	(921,387)	(164,061)	2,705,698	-
Surrenders (notes 2, 3, 4, 5 and 6)	(36,044)	(34,657)	(12,428)	(12,107)	(670,805)	(572,082)	(141,388)	-
Adjustments to maintain reserves	(1)	2	(6)	7	(571)	505	88	-

Net equity transactions	103,443	82,635	13,211	11,759	(1,473,642)	(565,768)	2,634,140	-

Net change in contract owners’ equity	142,749	130,397	19,332	23,121	(1,546,783)	670,727	3,057,920	-
Contract owners’ equity at beginning of period	398,139	267,742	99,717	76,596	5,520,250	4,849,523	-	-

Contract owners’ equity at end of period	$540,888	398,139	119,049	99,717	3,973,467	5,520,250	3,057,920	-

CHANGE IN UNITS:
Beginning units	30,605	23,791	7,915	6,934	155,966	173,945	-	-
Units purchased	10,984	9,648	2,064	1,994	5,044	6,564	271,854	-
Units surrendered	(2,924)	(2,834)	(1,007)	(1,013)	(50,398)	(24,543)	(13,914)	-

Ending units	38,665	30,605	8,972	7,915	110,612	155,966	257,940	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCBD1		NVCCA1		NVCCN1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,063	15,201	17,848	20,951	46,936	133,995	2,267	20,378
Realized gain (loss) on investments	1,892	384	6,324	1,172	(69,600)	(78,594)	(7,092)	(1,547)
Change in unrealized gain (loss) on investments	23,939	30,960	21,009	43,793	404,279	352,406	73,899	44,611
Reinvested capital gains	-	-	1,595	-	183,648	417,057	2,213	14,505

Net increase (decrease) in contract owners’ equity resulting from operations	44,894	46,545	46,776	65,916	565,263	824,864	71,287	77,947

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	13,995	15,687	34,010	33,995	374,860	487,763	32,601	33,013
Transfers between funds	246,280	195	(41,079)	30,405	(31,388)	(153,284)	53,790	261
Surrenders (notes 2, 3, 4, 5 and 6)	(19,765)	(23,931)	(94,153)	(165,269)	(352,880)	(469,069)	(42,758)	(39,784)
Adjustments to maintain reserves	(5)	4	10	(12)	(64)	101	1	7

Net equity transactions	240,505	(8,045)	(101,212)	(100,881)	(9,472)	(134,489)	43,634	(6,503)

Net change in contract owners’ equity	285,399	38,500	(54,436)	(34,965)	555,791	690,375	114,921	71,444
Contract owners’ equity at beginning of period	593,780	555,280	709,078	744,043	4,831,611	4,141,236	797,710	726,266

Contract owners’ equity at end of period	$879,179	593,780	654,642	709,078	5,387,402	4,831,611	912,631	797,710

CHANGE IN UNITS:
Beginning units	50,654	51,347	43,668	49,919	250,374	257,983	50,834	51,267
Units purchased	21,077	1,465	3,731	4,614	21,576	29,363	8,357	2,292
Units surrendered	(1,765)	(2,158)	(9,725)	(10,865)	(21,953)	(36,972)	(5,187)	(2,725)

Ending units	69,966	50,654	37,674	43,668	249,997	250,374	54,004	50,834

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$156,404	428,509	1,972	9,298	45,782	175,927	54,929	129,017
Realized gain (loss) on investments	(486,112)	(754,601)	(3,612)	(8,026)	(314,191)	(63,048)	(65,562)	(76,086)
Change in unrealized gain (loss) on investments	1,787,109	1,713,360	31,143	27,827	687,829	466,898	628,930	570,711
Reinvested capital gains	310,087	1,442,703	2,487	16,896	153,568	460,291	-	340,482

Net increase (decrease) in contract owners’ equity resulting from operations	1,767,488	2,829,971	31,990	45,995	572,988	1,040,068	618,297	964,124

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	758,907	873,305	28,123	24,874	464,655	341,084	318,134	392,073
Transfers between funds	(291,217)	5,614	62	(6)	473	(121,439)	46,278	35,983
Surrenders (notes 2, 3, 4, 5 and 6)	(1,152,786)	(2,745,405)	(38,204)	(62,980)	(1,402,075)	(780,761)	(198,494)	(525,814)
Adjustments to maintain reserves	(7)	121	(5)	-	(1,832)	1,728	20	7

Net equity transactions	(685,103)	(1,866,365)	(10,024)	(38,112)	(938,779)	(559,388)	165,938	(97,751)

Net change in contract owners’ equity	1,082,385	963,606	21,966	7,883	(365,791)	480,680	784,235	866,373
Contract owners’ equity at beginning of period	15,232,052	14,268,446	352,556	344,673	6,505,401	6,024,721	4,914,285	4,047,912

Contract owners’ equity at end of period	$16,314,437	15,232,052	374,522	352,556	6,139,610	6,505,401	5,698,520	4,914,285

CHANGE IN UNITS:
Beginning units	775,827	888,971	20,399	22,790	348,469	381,845	245,973	251,531
Units purchased	53,583	61,099	1,705	1,619	29,062	21,294	24,284	33,318
Units surrendered	(89,856)	(174,243)	(2,251)	(4,010)	(80,631)	(54,670)	(17,261)	(38,876)

Ending units	739,554	775,827	19,853	20,399	296,900	348,469	252,996	245,973

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRB1		NVDBL2		NVDBLP		NVDCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,057	59,326	773	12,362	642	10,912	825	10,141
Realized gain (loss) on investments	(17,457)	(12,327)	3,909	(1,794)	(797)	(101)	(8,020)	9,789
Change in unrealized gain (loss) on investments	197,502	126,710	35,604	50,230	33,092	24,168	24,798	31,539
Reinvested capital gains	32,658	137,879	17,044	36,497	14,151	26,580	26,711	39,261

Net increase (decrease) in contract owners’ equity resulting from operations	228,760	311,588	57,330	97,295	47,088	61,559	44,314	90,730

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	264,016	294,687	51,259	28,731	73,504	85,690	3,546	44,347
Transfers between funds	(9,276)	1,517	15,691	(164,911)	144	(947)	(91,410)	1,063
Surrenders (notes 2, 3, 4, 5 and 6)	(171,277)	(235,584)	(58,424)	(101,550)	(41,899)	(43,025)	(38,398)	(111,594)
Adjustments to maintain reserves	143	(248)	21	(26)	193	(189)	14	-

Net equity transactions	83,606	60,372	8,547	(237,756)	31,942	41,529	(126,248)	(66,184)

Net change in contract owners’ equity	312,366	371,960	65,877	(140,461)	79,030	103,088	(81,934)	24,546
Contract owners’ equity at beginning of period	2,260,289	1,888,329	572,912	713,373	472,068	368,980	496,671	472,125

Contract owners’ equity at end of period	$2,572,655	2,260,289	638,789	572,912	551,098	472,068	414,737	496,671

CHANGE IN UNITS:
Beginning units	125,913	122,333	26,454	37,993	29,486	26,621	18,826	21,464
Units purchased	15,149	17,848	3,198	1,442	4,600	5,898	144	1,978
Units surrendered	(10,434)	(14,268)	(2,692)	(12,981)	(2,651)	(3,033)	(4,886)	(4,616)

Ending units	130,628	125,913	26,960	26,454	31,435	29,486	14,084	18,826

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDCAP		NVDMAP		NVDMCP		NVFIII
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$959	13,025	4,182	39,091	589	9,017	129	94
Realized gain (loss) on investments	(6,488)	(1,336)	(29,486)	(28,386)	(2,683)	(1,185)	623	42
Change in unrealized gain (loss) on investments	51,114	42,911	151,547	129,382	29,569	18,292	191	(19)
Reinvested capital gains	31,077	39,778	119,052	160,975	12,512	19,235	20	51

Net increase (decrease) in contract owners’ equity resulting from operations	76,662	94,378	245,295	301,062	39,987	45,359	963	168

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	89,401	82,198	246,171	275,514	50,802	41,932	1,819	166
Transfers between funds	159,167	20,630	8,315	136,186	25,496	1,129	24,818	9,919
Surrenders (notes 2, 3, 4, 5 and 6)	(131,113)	(62,845)	(183,045)	(256,929)	(38,103)	(22,832)	(26,145)	(413)
Adjustments to maintain reserves	(9)	(1)	118	(82)	(6)	2	4	(3)

Net equity transactions	117,446	39,982	71,559	154,689	38,189	20,231	496	9,669

Net change in contract owners’ equity	194,108	134,360	316,854	455,751	78,176	65,590	1,459	9,837
Contract owners’ equity at beginning of period	597,698	463,338	1,812,883	1,357,132	388,796	323,206	9,837	-

Contract owners’ equity at end of period	$791,806	597,698	2,129,737	1,812,883	466,972	388,796	11,296	9,837

CHANGE IN UNITS:
Beginning units	32,791	30,532	94,739	86,553	25,645	24,232	931	-
Units purchased	13,318	6,265	17,704	26,972	5,246	3,006	2,449	1,102
Units surrendered	(7,255)	(4,006)	(13,538)	(18,786)	(2,558)	(1,593)	(2,382)	(171)

Ending units	38,854	32,791	98,905	94,739	28,333	25,645	998	931

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVGEII		NVIDAP		NVIDCP		NVIDMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$185	48	3,417	29,207	355	5,042	3,909	63,037
Realized gain (loss) on investments	286	6	(29,440)	(13,442)	(80)	(90)	(11,777)	(2,817)
Change in unrealized gain (loss) on investments	1,550	757	129,023	135,643	20,427	9,420	185,397	119,226
Reinvested capital gains	-	54	100,716	114,458	3,377	4,157	161,384	233,082

Net increase (decrease) in contract owners’ equity resulting from operations	2,021	865	203,716	265,866	24,079	18,529	338,913	412,528

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	330	3	237,507	234,336	27,516	28,316	475,937	214,624
Transfers between funds	3,311	10,143	20,370	15,448	120,211	8	631,480	(8,499)
Surrenders (notes 2, 3, 4, 5 and 6)	(586)	(269)	(89,035)	(165,111)	(15,772)	(13,371)	(165,726)	(127,173)
Adjustments to maintain reserves	1	(3)	(7)	1	(152)	183	(392)	92

Net equity transactions	3,056	9,874	168,835	84,674	131,803	15,136	941,299	79,044

Net change in contract owners’ equity	5,077	10,739	372,551	350,540	155,882	33,665	1,280,212	491,572
Contract owners’ equity at beginning of period	10,739	-	1,418,191	1,067,651	221,055	187,390	2,767,875	2,276,303

Contract owners’ equity at end of period	$15,816	10,739	1,790,742	1,418,191	376,937	221,055	4,048,087	2,767,875

CHANGE IN UNITS:
Beginning units	988	-	69,297	64,584	16,532	15,366	161,135	156,141
Units purchased	326	1,014	12,938	13,944	11,007	2,212	64,960	15,676
Units surrendered	(57)	(26)	(4,802)	(9,231)	(1,181)	(1,046)	(12,995)	(10,682)

Ending units	1,257	988	77,433	69,297	26,358	16,532	213,100	161,135

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIE6		NVIX		NVLCP1		NVMIG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,889	5,445	26,884	34,005	56,282	19,460	27,837	26,789
Realized gain (loss) on investments	13,141	30,083	3,980	3,108	(304)	644	2,193	(30,629)
Change in unrealized gain (loss) on investments	(1,415)	(129)	27,085	107,440	33,443	44,668	307,769	470,051
Reinvested capital gains	-	10,461	30,976	1,837	-	-	869,268	139,066

Net increase (decrease) in contract owners’ equity resulting from operations	13,615	45,860	88,925	146,390	89,421	64,772	1,207,067	605,277

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	53,792	35,813	25,909	24,981	180,788	100,936
Transfers between funds	(10,607)	(1,424)	32,775	430,318	1,500,224	(124,935)	92,619	29,042
Surrenders (notes 2, 3, 4, 5 and 6)	(35,777)	(112,431)	(43,165)	(24,272)	(81,567)	(25,085)	(316,998)	(217,012)
Adjustments to maintain reserves	118	238	-	(4)	(139)	148	82	41

Net equity transactions	(46,266)	(113,617)	43,402	441,855	1,444,427	(124,891)	(43,509)	(86,993)

Net change in contract owners’ equity	(32,651)	(67,757)	132,327	588,245	1,533,848	(60,119)	1,163,558	518,284
Contract owners’ equity at beginning of period	238,570	306,327	1,093,252	505,007	626,043	686,162	2,372,177	1,853,893

Contract owners’ equity at end of period	$205,919	238,570	1,225,579	1,093,252	2,159,891	626,043	3,535,735	2,372,177

CHANGE IN UNITS:
Beginning units	19,510	29,789	90,713	51,025	36,213	43,614	177,721	184,932
Units purchased	-	-	7,968	43,722	82,983	1,774	20,475	15,292
Units surrendered	(3,872)	(10,279)	(4,113)	(4,034)	(4,896)	(9,175)	(22,814)	(22,503)

Ending units	15,638	19,510	94,568	90,713	114,300	36,213	175,382	177,721

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIVX		NVMLG1		NVMMG1		NVMMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	223,646	-	-	2,181	2,329
Realized gain (loss) on investments	(173)	-	(116,557)	122,361	(153,551)	(69,283)	(2,343)	(2,578)
Change in unrealized gain (loss) on investments	246,571	-	(1,224,393)	367,601	1,830,649	222,604	1,095	4,889
Reinvested capital gains	-	-	3,008,372	712,290	647,753	1,038,050	-	17,171

Net increase (decrease) in contract owners’ equity resulting from operations	246,398	-	1,667,422	1,425,898	2,324,851	1,191,371	933	21,811

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	32,266	-	133,530	176,057	194,274	115,120	12,529	11,871
Transfers between funds	1,469,705	-	(280,011)	(74,772)	(246,798)	140,182	13,993	(14,592)
Surrenders (notes 2, 3, 4, 5 and 6)	(16,736)	-	(555,170)	(464,141)	(654,287)	(347,945)	(6,197)	(7,024)
Adjustments to maintain reserves	(80)	-	4	141	333	(121)	(15)	10

Net equity transactions	1,485,155	-	(701,647)	(362,715)	(706,478)	(92,764)	20,310	(9,735)

Net change in contract owners’ equity	1,731,553	-	965,775	1,063,183	1,618,373	1,098,607	21,243	12,076
Contract owners’ equity at beginning of period	-	-	5,881,400	4,818,217	4,324,781	3,226,174	104,148	92,072

Contract owners’ equity at end of period	$1,731,553	-	6,847,175	5,881,400	5,943,154	4,324,781	125,391	104,148

CHANGE IN UNITS:
Beginning units	-	-	210,614	225,217	154,743	158,438	4,387	4,808
Units purchased	149,245	-	7,241	9,805	7,399	12,288	1,285	585
Units surrendered	(2,277)	-	(29,362)	(24,408)	(29,951)	(15,983)	(333)	(1,006)

Ending units	146,968	-	188,493	210,614	132,191	154,743	5,339	4,387

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMV2		NVNMO1		NVNSR2		NVOLG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$50,065	65,076	6,343	10,378	20,265	24,520	256,054	315,239
Realized gain (loss) on investments	(239,489)	(152,713)	63,608	28,789	(29,019)	183,469	(344,645)	371,523
Change in unrealized gain (loss) on investments	117,647	181,125	4,066	224,815	162,410	273,766	1,504,399	281,938
Reinvested capital gains	-	523,358	137,805	129,472	180,013	355,783	1,946,406	4,785,841

Net increase (decrease) in contract owners’ equity resulting from operations	(71,777)	616,846	211,822	393,454	333,669	837,538	3,362,214	5,754,541

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	90,891	94,935	7,294	8,642	82,436	87,067	531,178	571,804
Transfers between funds	(48,092)	(173,924)	(135,361)	(19,749)	(107,439)	(51,860)	(669,811)	(430,286)
Surrenders (notes 2, 3, 4, 5 and 6)	(321,312)	(244,266)	(113,212)	(114,949)	(935,790)	(813,381)	(1,788,625)	(1,842,781)
Adjustments to maintain reserves	10	26	(498)	179	(1,708)	1,722	(409)	256

Net equity transactions	(278,503)	(323,229)	(241,777)	(125,877)	(962,501)	(776,452)	(1,927,667)	(1,701,007)

Net change in contract owners’ equity	(350,280)	293,617	(29,955)	267,577	(628,832)	61,086	1,434,547	4,053,534
Contract owners’ equity at beginning of period	2,998,807	2,705,190	1,714,733	1,447,156	3,559,160	3,498,074	19,867,262	15,813,728

Contract owners’ equity at end of period	$2,648,527	2,998,807	1,684,778	1,714,733	2,930,328	3,559,160	21,301,809	19,867,262

CHANGE IN UNITS:
Beginning units	112,690	125,897	69,005	74,585	139,859	173,261	430,074	471,092
Units purchased	6,048	5,264	604	699	5,218	5,469	14,310	17,518
Units surrendered	(18,059)	(18,471)	(9,900)	(6,279)	(43,479)	(38,871)	(56,546)	(58,536)

Ending units	100,679	112,690	59,709	69,005	101,598	139,859	387,838	430,074

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVRE1		NVSIX2		NVSTB1		NVSTB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$56,074	72,627	9,389	10,151	2,129	2,301	13,391	17,241
Realized gain (loss) on investments	(99,602)	(149,140)	(141,860)	(35,439)	(143)	(18)	(791)	(424)
Change in unrealized gain (loss) on investments	(235,870)	1,161,627	287,008	(156,785)	1,282	1,634	10,402	13,913
Reinvested capital gains	17,389	-	44,114	391,363	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(262,009)	1,085,114	198,651	209,290	3,268	3,917	23,002	30,730

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	156,441	164,006	61,521	52,227	11,269	11,640	12,382	12,582
Transfers between funds	(221,579)	119,661	21,742	138,797	14,287	1,425	57,385	27,823
Surrenders (notes 2, 3, 4, 5 and 6)	(412,116)	(469,808)	(139,145)	(33,024)	(8,410)	(14,152)	(46,633)	(64,493)
Adjustments to maintain reserves	(213)	227	8	(3)	(24)	28	42	42

Net equity transactions	(477,467)	(185,914)	(55,874)	157,997	17,122	(1,059)	23,176	(24,046)

Net change in contract owners’ equity	(739,476)	899,200	142,777	367,287	20,390	2,858	46,178	6,684
Contract owners’ equity at beginning of period	4,523,842	3,624,642	1,164,843	797,556	92,931	90,073	782,128	775,444

Contract owners’ equity at end of period	$3,784,366	4,523,842	1,307,620	1,164,843	113,321	92,931	828,306	782,128

CHANGE IN UNITS:
Beginning units	211,385	221,367	60,417	51,692	8,184	8,276	62,423	64,419
Units purchased	12,631	20,354	7,293	15,356	2,217	1,168	5,798	6,771
Units surrendered	(37,120)	(30,336)	(10,868)	(6,631)	(731)	(1,260)	(3,933)	(8,767)

Ending units	186,896	211,385	56,842	60,417	9,670	8,184	64,288	62,423

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVTIV3		SAM		SAM5		SCF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$23,172	45,183	15,183	90,139	3,059	53,898	453	1,666
Realized gain (loss) on investments	(66,239)	(19,636)	-	-	-	-	(73,348)	(4,065)
Change in unrealized gain (loss) on investments	119,016	23,833	-	-	-	-	498,275	256,748
Reinvested capital gains	-	167,937	-	-	-	-	95,591	269,068

Net increase (decrease) in contract owners’ equity resulting from operations	75,949	217,317	15,183	90,139	3,059	53,898	520,971	523,417

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	77,379	101,902	411,593	356,877	194,149	767,247	79,599	80,539
Transfers between funds	(146,849)	7,575	7,392,838	95,954	841,675	(4,582,610)	(129,409)	(100,285)
Surrenders (notes 2, 3, 4, 5 and 6)	(202,893)	(139,023)	(2,629,727)	(1,233,513)	(369,602)	(111,430)	(88,523)	(222,568)
Adjustments to maintain reserves	-	11	(14)	(154)	(13)	134	(92)	(131)

Net equity transactions	(272,363)	(29,535)	5,174,690	(780,836)	666,209	(3,926,659)	(138,425)	(242,445)

Net change in contract owners’ equity	(196,414)	187,782	5,189,873	(690,697)	669,268	(3,872,761)	382,546	280,972
Contract owners’ equity at beginning of period	1,931,207	1,743,425	5,194,058	5,884,755	567,620	4,440,381	2,400,533	2,119,561

Contract owners’ equity at end of period	$1,734,793	1,931,207	10,383,931	5,194,058	1,236,888	567,620	2,783,079	2,400,533

CHANGE IN UNITS:
Beginning units	106,660	108,312	436,476	503,327	54,674	435,541	74,909	83,105
Units purchased	7,478	9,058	664,756	82,365	177,893	77,839	4,329	3,518
Units surrendered	(23,044)	(10,710)	(230,751)	(149,216)	(113,736)	(458,706)	(8,452)	(11,714)

Ending units	91,094	106,660	870,481	436,476	118,831	54,674	70,786	74,909

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCGF		SCVF		TRF		AMMCGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	749	13,095	46,817	46,784	-	-
Realized gain (loss) on investments	(35,902)	(19,484)	(206,187)	(35,610)	327,489	196,076	58,769	3,481
Change in unrealized gain (loss) on investments	397,874	50,150	239,450	(151,963)	(259,590)	462,877	26,635	56,178
Reinvested capital gains	205,218	369,577	5,215	368,249	301,673	161,976	16,254	22,764

Net increase (decrease) in contract owners’ equity resulting from operations	567,190	400,243	39,227	193,771	416,389	867,713	101,658	82,423

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	58,431	47,154	43,174	38,521	144,287	162,713	7,433	7,982
Transfers between funds	(205,198)	150,234	(62,277)	128,850	(123,352)	1,014,499	(107,687)	27,900
Surrenders (notes 2, 3, 4, 5 and 6)	(134,765)	(102,968)	(115,139)	(62,444)	(431,251)	(344,682)	(102,572)	(11,601)
Adjustments to maintain reserves	30	-	(94)	62	46	61	4	2

Net equity transactions	(281,502)	94,420	(134,336)	104,989	(410,270)	832,591	(202,822)	24,283

Net change in contract owners’ equity	285,688	494,663	(95,109)	298,760	6,119	1,700,304	(101,164)	106,706
Contract owners’ equity at beginning of period	1,594,814	1,100,151	1,286,193	987,433	4,378,437	2,678,133	356,564	249,858

Contract owners’ equity at end of period	$1,880,502	1,594,814	1,191,084	1,286,193	4,384,556	4,378,437	255,400	356,564

CHANGE IN UNITS:
Beginning units	51,397	48,117	45,919	41,951	132,610	104,884	23,125	21,468
Units purchased	2,250	8,437	2,809	7,236	6,258	40,485	796	2,509
Units surrendered	(10,631)	(5,157)	(8,288)	(3,268)	(18,533)	(12,759)	(12,065)	(852)

Ending units	43,016	51,397	40,440	45,919	120,335	132,610	11,856	23,125

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMSRS		AMTB		NOTB3		NOTG3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,277	3,673	23,092	20,554	7,923	7,037	6,611	5,035
Realized gain (loss) on investments	33,118	64,208	943	5,414	(409)	(420)	(129)	1,470
Change in unrealized gain (loss) on investments	92,127	77,770	8,432	18,699	9,217	25,021	15,312	16,504
Reinvested capital gains	36,250	48,930	-	-	5,101	9,417	-	17,985

Net increase (decrease) in contract owners’ equity resulting from operations	166,772	194,581	32,467	44,667	21,832	41,055	21,794	40,994

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	31,565	34,984	44,574	43,613	36,480	65,676	39,532	56,404
Transfers between funds	(39,878)	(48,163)	(9,992)	(105,372)	1,625	753	1,254	2,212
Surrenders (notes 2, 3, 4, 5 and 6)	(50,113)	(55,021)	(156,785)	(225,300)	(23,085)	(14,284)	(4,578)	(27,114)
Adjustments to maintain reserves	36	8	10	6	(5)	(2)	9	(6)

Net equity transactions	(58,390)	(68,192)	(122,193)	(287,053)	15,015	52,143	36,217	31,496

Net change in contract owners’ equity	108,382	126,389	(89,726)	(242,386)	36,847	93,198	58,011	72,490
Contract owners’ equity at beginning of period	906,480	780,091	1,090,217	1,332,603	354,787	261,589	294,599	222,109

Contract owners’ equity at end of period	$1,014,862	906,480	1,000,491	1,090,217	391,634	354,787	352,610	294,599

CHANGE IN UNITS:
Beginning units	27,290	29,564	83,675	106,049	27,741	23,416	22,249	19,615
Units purchased	1,103	1,298	5,702	4,851	3,044	5,510	5,875	4,922
Units surrendered	(2,839)	(3,572)	(15,155)	(27,225)	(1,804)	(1,185)	(2,805)	(2,288)

Ending units	25,554	27,290	74,222	83,675	28,981	27,741	25,319	22,249

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTMG3		PMVAAA		PMVFBA		PMVLDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,567	3,734	24,731	16,395	22,049	9,489	36,324	84,285
Realized gain (loss) on investments	115	566	6,158	3,206	(1,726)	2,797	(14,780)	(34,134)
Change in unrealized gain (loss) on investments	7,447	13,785	13,871	43,549	21,120	18,686	63,413	70,669
Reinvested capital gains	1,807	7,626	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,936	25,711	44,760	63,150	41,443	30,972	84,957	120,820

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	35,353	36,768	68,614	71,981	25,941	35,126	66,149	113,699
Transfers between funds	1,014	129	(36,908)	(4,101)	10,114	6,755	(71,389)	337,373
Surrenders (notes 2, 3, 4, 5 and 6)	(12,318)	(16,202)	(17,857)	(148,352)	(47,493)	(129,322)	(455,813)	(344,339)
Adjustments to maintain reserves	(6)	3	(3)	1	27	18	292	(72)

Net equity transactions	24,043	20,698	13,846	(80,471)	(11,411)	(87,423)	(460,761)	106,661

Net change in contract owners’ equity	37,979	46,409	58,606	(17,321)	30,032	(56,451)	(375,804)	227,481
Contract owners’ equity at beginning of period	198,662	152,253	526,744	544,065	408,591	465,042	3,109,652	2,882,171

Contract owners’ equity at end of period	$236,641	198,662	585,350	526,744	438,623	408,591	2,733,848	3,109,652

CHANGE IN UNITS:
Beginning units	14,918	13,281	39,480	45,629	29,036	35,369	230,499	222,241
Units purchased	2,825	2,947	5,630	5,686	3,813	3,275	9,022	34,382
Units surrendered	(963)	(1,310)	(4,492)	(11,835)	(4,710)	(9,608)	(42,765)	(26,124)

Ending units	16,780	14,918	40,618	39,480	28,139	29,036	196,756	230,499

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRSA		PMVTRA		PVEIB		PVGOB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,846	4,515	32,773	48,583	4,342	4,104	96	88
Realized gain (loss) on investments	(6,230)	(6,457)	33,736	12,043	(5,016)	100	81,880	2,955
Change in unrealized gain (loss) on investments	2,677	12,657	45,803	69,202	4,940	36,490	144,800	5,508
Reinvested capital gains	-	-	17,576	-	17,482	17,540	13,595	8,934

Net increase (decrease) in contract owners’ equity resulting from operations	1,293	10,715	129,888	129,828	21,748	58,234	240,371	17,485

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,346	9,910	113,752	81,709	9,019	12,583	103,202	4,353
Transfers between funds	3,216	(28,833)	(178,909)	125,325	5,831	33,899	258,776	29,419
Surrenders (notes 2, 3, 4, 5 and 6)	(3,753)	(4,544)	(154,584)	(331,447)	8,407	(12,256)	(32,326)	(22,857)
Adjustments to maintain reserves	(4)	-	109	1	(5)	12	6	(4)

Net equity transactions	3,805	(23,467)	(219,632)	(124,412)	23,252	34,238	329,658	10,911

Net change in contract owners’ equity	5,098	(12,752)	(89,744)	5,416	45,000	92,472	570,029	28,396
Contract owners’ equity at beginning of period	85,953	98,705	1,511,555	1,506,139	270,899	178,427	61,609	33,213

Contract owners’ equity at end of period	$91,051	85,953	1,421,811	1,511,555	315,899	270,899	631,638	61,609

CHANGE IN UNITS:
Beginning units	13,833	17,701	114,438	123,555	19,979	17,160	3,314	2,443
Units purchased	1,480	1,898	8,049	12,567	2,557	3,920	22,650	2,200
Units surrendered	(855)	(5,766)	(23,403)	(21,684)	(516)	(1,101)	(1,469)	(1,329)

Ending units	14,458	13,833	99,084	114,438	22,020	19,979	24,495	3,314

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRHS2		TRHSP		VWHA		VRVDRI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	12,665	-	910	1,226
Realized gain (loss) on investments	385,950	96,860	121,213	22,379	(163,109)	(95,458)	(1,388)	18
Change in unrealized gain (loss) on investments	419,131	551,511	361,408	273,449	373,047	256,822	(2,541)	(8,637)
Reinvested capital gains	257,263	159,354	148,509	74,926	-	-	1,346	7,016

Net increase (decrease) in contract owners’ equity resulting from operations	1,062,344	807,725	631,130	370,754	222,603	161,364	(1,673)	(377)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	195,697	76,344	227,671	436,553	67,806	66,324	4,402	192
Transfers between funds	133,349	13,441	195,390	19,320	(10,091)	254,042	(1,988)	78,203
Surrenders (notes 2, 3, 4, 5 and 6)	(480,118)	(286,229)	(153,919)	(148,624)	(331,062)	(223,938)	(1,979)	(958)
Adjustments to maintain reserves	(26)	(22)	(14)	(75)	(194)	223	(2)	-

Net equity transactions	(151,098)	(196,466)	269,128	307,174	(273,541)	96,651	433	77,437

Net change in contract owners’ equity	911,246	611,259	900,258	677,928	(50,938)	258,015	(1,240)	77,060
Contract owners’ equity at beginning of period	3,613,680	3,002,421	1,795,517	1,117,589	1,696,162	1,438,147	77,060	-

Contract owners’ equity at end of period	$4,524,926	3,613,680	2,695,775	1,795,517	1,645,224	1,696,162	75,820	77,060

CHANGE IN UNITS:
Beginning units	71,727	76,656	48,986	39,316	256,009	242,828	7,067	-
Units purchased	14,337	3,035	13,992	15,988	15,305	51,204	514	7,285
Units surrendered	(16,585)	(7,964)	(6,237)	(6,318)	(62,837)	(38,023)	(534)	(218)

Ending units	69,479	71,727	56,741	48,986	208,477	256,009	7,047	7,067

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFVSCG		IVKMG1		GVDIVI		NVMLV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	123,544	339,631	26,743	430,487
Realized gain (loss) on investments	(7,547)	28,562	(291,360)	48,416	(694,364)	(39,015)	(1,468,026)	(84,274)
Change in unrealized gain (loss) on investments	216,394	10,599	(85,909)	101,011	356,640	(153,833)	495,880	(51,673)
Reinvested capital gains	29,190	85,909	315,739	155,877	-	59,850	713,526	153,197

Net increase (decrease) in contract owners’ equity resulting from operations	238,037	125,070	(61,530)	305,304	(214,180)	206,633	(231,877)	447,737

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	93,908	16,833	10,078	37,271	46,795	64,066	59,197	76,570
Transfers between funds	94,625	(69,571)	(1,065,437)	(21,922)	(1,312,413)	292,923	(1,703,479)	(26,087)
Surrenders (notes 2, 3, 4, 5 and 6)	(90,132)	(76,274)	(11,305)	(89,213)	(85,200)	(174,940)	(135,661)	(280,374)
Adjustments to maintain reserves	(38)	4	(1)	(3,836)	5	(10)	2	3

Net equity transactions	98,363	(129,008)	(1,066,665)	(77,700)	(1,350,813)	182,039	(1,779,941)	(229,888)

Net change in contract owners’ equity	336,400	(3,938)	(1,128,195)	227,604	(1,564,993)	388,672	(2,011,818)	217,849
Contract owners’ equity at beginning of period	514,282	518,220	1,128,195	900,591	1,564,993	1,176,321	2,011,818	1,793,969

Contract owners’ equity at end of period	$850,682	514,282	-	1,128,195	-	1,564,993	-	2,011,818

CHANGE IN UNITS:
Beginning units	12,162	15,298	48,951	52,494	145,016	127,039	92,330	103,246
Units purchased	3,369	725	745	2,334	7,238	38,773	3,655	5,114
Units surrendered	(2,781)	(3,861)	(49,696)	(5,877)	(152,254)	(20,796)	(95,985)	(16,030)

Ending units	12,750	12,162	-	48,951	-	145,016	-	92,330

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCAP		NVLMP
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$266	1,228	2,044	6,846
Realized gain (loss) on investments	3,249	1,129	(10,404)	1,054
Change in unrealized gain (loss) on investments	(6,064)	8,737	(19,227)	41,366
Reinvested capital gains	953	1,342	22,214	7,538

Net increase (decrease) in contract owners’ equity resulting from operations	(1,596)	12,436	(5,373)	56,804

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,490	11,597	18,225	50,106
Transfers between funds	(75,082)	(2,989)	(378,679)	22,760
Surrenders (notes 2, 3, 4, 5 and 6)	(4,248)	(3,957)	(41,464)	(20,753)
Adjustments to maintain reserves	3	(6)	(3)	-

Net equity transactions	(74,837)	4,645	(401,921)	52,113

Net change in contract owners’ equity	(76,433)	17,081	(407,294)	108,917
Contract owners’ equity at beginning of period	76,433	59,352	407,294	298,377

Contract owners’ equity at end of period	$-	76,433	-	407,294

CHANGE IN UNITS:
Beginning units	4,697	4,373	26,736	23,055
Units purchased	346	756	1,301	5,457
Units surrendered	(5,043)	(432)	(28,037)	(1,776)

Ending units	-	4,697	-	26,736

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Separate Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York).

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)*

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)*

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)*

Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)*

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)*

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)*

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)*

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)*

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)*

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)*

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)*

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)*

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)*

Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)*

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)*

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)*

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)*

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)*

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	7/28/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	6/21/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	6/13/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	6/13/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)	6/13/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLCAP	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P	NVDCAP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P	10/23/2020
NVLMP	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P	NVIDMP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:
Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAEI	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares	Janus Henderson VIT Enterprise Portfolio: Institutional Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NCPG	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I	5/1/2020
NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I	5/1/2020
NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I	5/1/2020
NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	5/1/2020
NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I	5/1/2020
NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I	5/1/2020
NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I	5/1/2020
NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.0% - 0.60% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 6.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Underwriting and Distribution Charge- assessed through a surrender of units	$0.00 - $0.74 per $1,000 of specified amount
Administrative Charge - assessed through a surrender of units	$8.75 - $20.00 per policy, per month
Surrender Charge - assessed through a surrender of units	$0.00 - $56.00 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.90% - 4.50% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge	0.00 - $13.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Additional Term Insurance/Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were $984,991 and $1,183,628, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select - NY policies, the Company deducts a charge as follows:

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL policies, Nationwide® Options Select - NY policies, Nationwide YourLife® Accumulation VUL – NY policies and Nationwide YourLife® Survivorship VUL - NY policies, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY policies, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $9,014,924 and $8,772,746, respectively, and total transfers from the Separate Account to the fixed account were $13,264,722 and $9,628,168, respectively.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$455,378,405	$-	$-	$455,378,405

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$67,203	$22,561
ALVIVB	1,355	37,963
ALVSVA	233,342	606,476
ACVIP1	48,476	67,718
ACVIP2	74,147	345,997
ACVMV1	327,864	759,682
BRVGA1	301,009	133,378
BRVHYI	339,269	119,278
MLVGA2	345,394	559,484
DCAP	263,430	675,678
DSIF	811,592	597,423
DVSCS	510,058	532,561
DWVSVS	43,347	30,388
DFVGB	52,396	40,121
DFVGMI	10,502	30,643
DFVIPS	90,383	111,871
DFVIS	56,368	46,296
DFVIV	61,250	176,409
DFVSTF	65,430	150,612
DFVULV	40,201	135,742
DFVUTV	42,218	29,033
DSGIBA	175,306	60,808
FQB	120,545	119,922
FCS	747,000	159,044
FEIS	612,686	615,111
FEMS	162,794	175,477
FF10S	144,272	122,309
FF20S	886,929	115,914
FF30S	676,679	741,445
FGS	2,103,047	1,699,672
FIGBS	753,305	967,611

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FMCS	468,771	798,241
FNRS2	375,830	385,463
FOS	169,979	244,102
FRESS	33,452	51,736
FVSS	52,153	58,016
FTVDM2	160,688	139,707
FTVFA1	20,981	10,028
FTVFA2	237,396	331,160
FTVGB1	134,549	297,946
FTVGI2	275,220	445,184
FTVIS1	112,410	110,898
FTVIS2	245,082	312,805
FTVRDI	347,064	228,789
FTVSVI	691,617	430,685
TIF2	164,501	215,632
GVGMNS	34,814	42,358
GVMSAS	1,740	604
RVARS	58,146	147,938
ACEG	131,699	123,370
AVMCCI	11,749	9,759
IVBRA1	428,447	560,744
OVAG	1,142,215	142,305
OVGI	641,906	800,489
OVGS	379,346	911,881
OVIG	710,758	107,944
OVSB	42,061	31,180
OVSC	157,197	824,433
WRASP	305,136	813,275
WRBDP	575	57
WRBP	1,931	676
WRGNR	344	24
WRHIP	139,487	307,084
WRMCG	754,048	261,661
WRPAP	3,815	445
WRPMAP	2,848	296
WRSCP	300	54
WRSTP	1,904	866
JACAS	1,103,683	653,134
JAEI	1,146,114	504,019
JAGTS	3,232,754	3,041,520
JAIGS	89,433	413,479
LOVTRC	181,791	50,241
MNDIC	410,074	721,227
MV2IGI	1,626,652	3,307,810
MV3MVI	5,279	61
MVFIC	957,877	2,132,663
MVIGIC	38,603	1,180
MVIVIC	129,207	263,495
MVIVSC	219,785	880,115
MSVFI	77,165	34,652
DTRTFB	48,056	69,546
EIF	538,931	416,288
GBF	760,346	1,767,102
GEM	241,968	390,988
GIG	59,423	250,770
GVAAA2	1,879,947	1,348,617
GVABD2	52,600	49,736
GVAGG2	555,214	639,303
GVAGI2	360,456	219,233
GVAGR2	1,262,180	607,031

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

GVDMA	3,840,458	3,754,456
GVDMC	56,412	241,384
GVEX1	3,264,328	1,791,706
GVIDA	1,033,971	1,034,939
GVIDC	183,017	66,157
GVIDM	1,772,312	3,157,897
GVIX2	83,269	167,152
HIBF	148,352	204,538
IDPG	35,700	74,978
IDPGI	23,632	38,829
MCIF	518,640	909,344
MSBF	245,197	404,052
NCPG	130,019	23,140
NCPGI	30,534	16,650
NVAMV1	330,293	1,614,009
NVAMVX	2,782,076	113,032
NVBX	293,175	33,602
NVCBD1	82,910	164,689
NVCCA1	515,048	293,872
NVCCN1	166,113	118,000
NVCMA1	1,007,637	1,226,242
NVCMC1	29,851	35,411
NVCMD1	732,251	1,469,848
NVCRA1	501,635	280,787
NVCRB1	274,188	142,010
NVDBL2	232,298	205,955
NVDBLP	64,496	17,954
NVDCA2	30,153	128,879
NVDCAP	255,188	105,697
NVDMAP	354,094	159,420
NVDMCP	77,240	25,945
NVFIII	26,846	26,204
NVGEII	7,904	4,664
NVIDAP	411,536	138,561
NVIDCP	141,231	5,545
NVIDMP	1,231,887	124,903
NVIE6	1,889	46,385
NVIX	137,750	36,488
NVLCP1	1,577,993	77,144
NVMIG1	1,281,172	427,659
NVMIVX	1,804,532	319,295
NVMLG1	3,159,242	852,521
NVMMG1	1,067,736	1,126,795
NVMMV1	26,109	3,603
NVMMV2	156,854	385,302
NVNMO1	148,763	245,893
NVNSR2	264,152	1,024,668
NVOLG1	2,407,107	2,131,905
NVRE1	269,276	673,067
NVSIX2	192,329	194,708
NVSTB1	30,499	11,223
NVSTB2	89,826	53,301
NVTIV3	96,163	345,354
SAM	11,363,050	6,173,162
SAM5	2,887,033	2,217,750
SCF	207,044	249,332
SCGF	313,692	390,006
SCVF	76,415	204,692
TRF	453,336	515,164
AMMCGS	25,298	211,871

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

AMSRS	63,326	80,224
AMTB	166,887	265,998
NOTB3	48,914	20,869
NOTG3	69,025	26,206
NOTMG3	38,517	8,095
PMVAAA	94,190	55,610
PMVFBA	65,928	55,331
PMVLDA	405,339	830,108
PMVRSA	54,922	46,268
PMVTRA	378,005	547,453
PVEIB	81,733	36,652
PVGOB	615,895	272,551
TRHS2	1,311,138	1,204,947
TRHSP	867,670	450,018
VWHA	319,159	579,842
VRVDRI	7,073	4,382
WFVSCG	312,054	184,463
GVDIVI	235,081	1,462,355
IVKMG1	337,939	1,088,865
NVLCAP	5,519	79,140
NVLMP	31,958	409,617
NVMLV1	938,548	1,978,224

	$88,985,465	$82,821,629

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020	0.00%	11,130	$15.93	$177,336	1.92%	5.02%
2019	0.00%	8,152	15.17	123,675	1.82%	15.51%
2018	0.00%	10,689	13.13	140,386	2.13%	-7.07%
2017	0.00%	7,091	14.13	100,213	2.01%	14.67%
2016	0.00%	7,995	12.32	98,536	0.72%	3.59%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	0.00%	1,092	9.22	10,071	1.29%	2.21%
2019	0.00%	5,875	9.02	53,013	2.11%	16.79%
2018	0.00%	1,138	7.73	8,792	1.19%	-22.74%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.00%	78,373	26.27	2,059,241	0.97%	3.37%
2019	0.00%	102,920	25.42	2,616,068	0.59%	20.10%
2018	0.00%	104,197	21.17	2,205,335	0.48%	-15.03%
2017	0.00%	107,977	24.91	2,689,541	0.45%	13.15%
2016	0.00%	104,006	22.01	2,289,611	0.59%	25.09%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.00%	30,376	12.34	374,716	1.58%	9.81%
2019	0.00%	32,557	11.23	365,751	2.54%	9.16%
2018	0.00%	34,926	10.29	359,453	3.07%	-2.57%
2017	0.00%	37,504	10.56	396,173	2.48%	3.92%
2016	0.00%	79,887	10.16	812,020	2.10%	4.71%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.00%	59,426	17.88	1,062,686	1.31%	9.55%
2019	0.00%	76,317	16.32	1,245,723	2.31%	8.90%
2018	0.00%	84,420	14.99	1,265,344	2.87%	-2.82%
2017	0.00%	83,460	15.42	1,287,236	2.46%	3.67%
2016	0.00%	115,932	14.88	1,724,740	1.84%	4.39%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.00%	89,860	42.07	3,780,280	1.79%	1.21%
2019	0.00%	103,200	41.57	4,289,531	2.06%	29.15%
2018	0.00%	107,010	32.18	3,443,983	1.42%	-12.84%
2017	0.00%	111,972	36.92	4,134,330	1.55%	11.69%
2016	0.00%	116,973	33.06	3,866,811	1.69%	22.85%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
2020	0.00%	99,266	18.81	1,866,950	1.36%	21.01%
2019	0.00%	95,413	15.54	1,482,945	1.34%	17.99%
2018	0.00%	93,251	13.17	1,228,365	0.97%	-7.34%
2017	0.00%	91,672	14.22	1,303,175	1.38%	13.86%
2016	0.00%	89,788	12.49	1,121,038	1.43%	4.11%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2020	0.00%	35,001	12.45	435,744	4.81%	7.27%
2019	0.00%	17,863	11.61	207,323	5.43%	15.29%
2018	0.00%	12,094	10.07	121,750	5.53%	-2.66%
2017	0.00%	7,065	10.34	73,063	2.07%	3.42%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2020	0.00%	123,815	25.61	3,170,953	1.13%	20.80%
2019	0.00%	142,097	21.20	3,012,441	1.16%	17.83%
2018	0.00%	153,420	17.99	2,760,275	0.75%	-7.52%
2017	0.00%	186,437	19.45	3,627,014	1.13%	13.74%
2016	0.00%	212,480	17.10	3,634,229	1.08%	3.96%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	40,427	43.13	1,743,760	0.77%	23.69%
2019	0.00%	55,772	34.87	1,944,911	1.17%	36.10%
2018	0.00%	65,689	25.62	1,683,175	1.26%	-6.85%
2017	0.00%	69,417	27.51	1,909,533	1.34%	27.33%
2016	0.00%	73,062	21.60	1,578,403	1.65%	7.90%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.00%	180,791	42.06	7,604,478	1.58%	18.01%
2019	0.00%	189,913	35.64	6,769,192	1.73%	31.18%
2018	0.00%	200,324	27.17	5,442,977	1.68%	-4.63%
2017	0.00%	191,812	28.49	5,464,989	1.66%	21.54%
2016	0.00%	229,698	23.44	5,384,645	2.02%	11.71%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.00%	91,724	40.00	3,669,140	1.05%	10.64%
2019	0.00%	98,180	36.16	3,549,805	0.88%	22.21%
2018	0.00%	110,427	29.58	3,266,943	0.82%	-8.97%
2017	0.00%	119,370	32.50	3,879,711	0.67%	12.40%
2016	0.00%	130,171	28.92	3,763,925	0.90%	25.73%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.00%	15,516	18.54	287,604	1.06%	-2.18%
2019	0.00%	15,820	18.95	299,762	0.78%	27.72%
2018	0.00%	16,561	14.84	245,699	0.56%	-16.94%
2017	0.00%	16,144	17.86	288,372	0.57%	11.76%
2016	0.00%	10,534	15.98	168,368	0.64%	31.08%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2020	0.00%	18,066	11.96	216,095	0.03%	1.46%
2019	0.00%	17,046	11.79	200,963	2.67%	4.19%
2018	0.00%	15,419	11.32	174,479	5.22%	1.75%
2017	0.00%	13,111	11.12	145,814	1.94%	2.11%
2016	0.00%	11,021	10.89	120,034	2.68%	1.73%
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2020	0.00%	7,660	13.36	102,311	1.00%	11.29%
2019	0.00%	9,510	12.00	114,135	2.93%	18.12%
2018	0.00%	5,743	10.16	58,349	3.03%	-6.90%
2017	0.00%	6,171	10.91	67,342	0.00%	9.13%	****
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2020	0.00%	15,298	12.32	188,515	1.21%	11.72%
2019	0.00%	17,891	11.03	197,345	1.43%	8.46%
2018	0.00%	22,081	10.17	224,569	2.11%	-1.33%
2017	0.00%	19,810	10.31	204,191	4.28%	3.27%
2016	0.00%	754	9.98	7,526	0.00%	-0.19%	****
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2020	0.00%	11,438	20.00	228,704	2.25%	9.41%
2019	0.00%	11,118	18.27	203,178	2.91%	23.90%
2018	0.00%	10,594	14.75	156,258	1.87%	-19.77%
2017	0.00%	8,514	18.38	156,526	3.18%	29.95%
2016	0.00%	4,355	14.15	61,613	2.85%	6.23%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2020	0.00%	11,535	14.79	170,636	1.93%	-1.76%
2019	0.00%	22,600	15.06	340,325	3.56%	15.86%
2018	0.00%	22,904	13.00	297,693	2.72%	-17.08%
2017	0.00%	21,377	15.68	335,096	4.03%	25.81%
2016	0.00%	7,171	12.46	89,350	3.89%	9.11%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2020	0.00%	5,934	10.78	63,969	0.40%	0.60%
2019	0.00%	13,891	10.72	148,855	3.13%	2.52%
2018	0.00%	5,126	10.45	53,582	1.76%	1.78%
2017	0.00%	4,075	10.27	41,852	1.31%	0.83%
2016	0.00%	2,371	10.19	24,150	0.92%	0.79%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2020	0.00%	16,240	24.96	405,362	2.02%	-1.37%
2019	0.00%	21,613	25.31	546,997	2.23%	25.78%
2018	0.00%	21,291	20.12	428,389	2.17%	-12.12%
2017	0.00%	22,044	22.89	504,688	2.03%	19.08%
2016	0.00%	20,890	19.23	401,636	1.96%	18.87%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2020	0.00%	7,950	23.16	184,140	1.89%	3.98%
2019	0.00%	7,057	22.27	157,194	1.62%	22.56%
2018	0.00%	5,895	18.17	107,141	0.86%	-15.87%
2017	0.00%	7,139	21.60	154,225	1.08%	9.77%
2016	0.00%	6,218	19.68	122,377	1.15%	27.49%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2020	0.00%	46,428	14.57	676,524	3.10%	8.28%
2019	0.00%	40,081	13.46	539,391	3.52%	20.16%
2018	0.00%	29,986	11.20	335,820	2.78%	-7.66%
2017	0.00%	13,284	12.13	161,117	1.92%	16.54%
2016	0.00%	10,134	10.41	105,469	0.00%	4.07%	****
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.00%	60,526	20.07	1,214,979	2.70%	8.12%
2019	0.00%	62,384	18.57	1,158,240	2.90%	9.44%
2018	0.00%	64,836	16.96	1,099,899	3.08%	-0.59%
2017	0.00%	66,734	17.07	1,138,850	3.20%	4.04%
2016	0.00%	68,273	16.40	1,119,922	3.59%	3.82%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2020	0.00%	15,533	49.74	772,618	0.16%	30.43%
2019	0.00%	2,863	38.14	109,182	0.29%	31.45%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	0.00%	192,646	29.18	5,621,272	1.73%	6.55%
2019	0.00%	205,997	27.39	5,641,560	1.87%	27.32%
2018	0.00%	234,566	21.51	5,045,360	2.20%	-8.40%
2017	0.00%	238,886	23.48	5,609,463	1.64%	12.80%
2016	0.00%	245,479	20.82	5,110,006	2.37%	17.90%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2020	0.00%	16,290	14.13	230,152	1.21%	31.17%
2019	0.00%	21,677	10.77	233,480	2.88%	29.30%
2018	0.00%	29	8.33	242	0.87%	-16.70%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.00%	36,523	26.41	964,413	1.21%	12.39%
2019	0.00%	37,612	23.49	883,663	2.03%	16.00%
2018	0.00%	38,707	20.25	783,965	1.53%	-4.10%
2017	0.00%	40,297	21.12	851,099	1.40%	12.99%
2016	0.00%	46,792	18.69	874,655	1.34%	5.28%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.00%	142,512	29.45	4,197,492	1.37%	14.92%
2019	0.00%	122,412	25.63	3,137,506	1.97%	20.01%
2018	0.00%	125,750	21.36	2,685,697	1.40%	-5.98%
2017	0.00%	139,339	22.72	3,165,092	1.41%	16.47%
2016	0.00%	141,218	19.50	2,754,164	1.39%	6.04%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.00%	163,443	33.05	5,402,336	1.15%	16.76%
2019	0.00%	176,878	28.31	5,007,347	1.91%	24.37%
2018	0.00%	177,599	22.76	4,042,467	1.25%	-7.88%
2017	0.00%	188,118	24.71	4,648,372	1.37%	20.82%
2016	0.00%	174,747	20.45	3,573,994	1.53%	6.52%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	0.00%	149,928	59.50	8,920,886	0.06%	43.75%
2019	0.00%	154,665	41.39	6,402,871	0.16%	34.18%
2018	0.00%	177,407	30.85	5,472,552	0.15%	-0.27%
2017	0.00%	169,222	30.93	5,234,454	0.12%	35.00%
2016	0.00%	169,718	22.91	3,888,703	0.00%	0.71%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.00%	231,344	20.20	4,673,139	2.14%	9.25%
2019	0.00%	247,950	18.49	4,584,313	2.61%	9.58%
2018	0.00%	258,379	16.87	4,359,469	2.44%	-0.63%
2017	0.00%	258,728	16.98	4,393,128	2.25%	4.16%
2016	0.00%	287,884	16.30	4,693,052	2.30%	4.63%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.00%	207,746	41.91	8,706,819	0.56%	18.04%
2019	0.00%	218,295	35.51	7,750,784	0.78%	23.35%
2018	0.00%	240,070	28.79	6,910,474	0.55%	-14.64%
2017	0.00%	262,933	33.72	8,866,549	0.61%	20.70%
2016	0.00%	300,239	27.94	8,388,022	0.44%	12.11%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.00%	206,833	11.29	2,334,992	2.61%	-32.88%
2019	0.00%	207,444	16.82	3,489,102	1.75%	9.82%
2018	0.00%	222,745	15.32	3,411,351	0.68%	-24.77%
2017	0.00%	185,697	20.36	3,780,193	1.55%	-2.78%
2016	0.00%	161,229	20.94	3,375,793	0.50%	33.51%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.00%	204,051	14.65	2,989,242	0.35%	15.49%
2019	0.00%	212,436	12.68	2,694,573	1.72%	27.67%
2018	0.00%	208,975	9.93	2,076,139	1.41%	-14.88%
2017	0.00%	217,178	11.67	2,534,934	1.38%	30.10%
2016	0.00%	208,314	8.97	1,868,893	1.38%	-5.12%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2020	0.00%	8,973	11.09	99,523	2.00%	-6.61%
2019	0.00%	11,422	11.88	135,646	2.21%	23.09%
2018	0.00%	5,844	9.65	56,386	3.08%	-6.31%
2017	0.00%	10,285	10.30	105,914	0.25%	2.98%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.00%	5,742	31.46	180,630	1.33%	8.18%
2019	0.00%	6,962	29.08	202,449	1.62%	34.29%
2018	0.00%	5,207	21.65	112,752	0.79%	-17.33%
2017	0.00%	6,660	26.19	174,447	1.41%	19.21%
2016	0.00%	6,830	21.97	150,072	0.94%	9.48%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.00%	95,235	15.63	1,488,096	4.10%	17.18%
2019	0.00%	100,606	13.34	1,341,715	1.01%	26.70%
2018	0.00%	114,309	10.53	1,203,239	0.83%	-15.79%
2017	0.00%	133,346	12.50	1,666,901	0.98%	40.41%
2016	0.00%	136,347	8.90	1,213,912	0.82%	17.44%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
2020	0.00%	2,987	20.11	60,060	1.69%	12.19%
2019	0.00%	3,294	17.92	59,037	3.82%	20.04%
2018	0.00%	3,039	14.93	45,374	3.50%	-9.34%
2017	0.00%	3,666	16.47	60,371	2.88%	12.17%
2016	0.00%	3,671	14.68	53,895	4.14%	13.43%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.00%	34,585	19.87	687,342	1.56%	11.74%
2019	0.00%	52,167	17.79	927,814	4.05%	19.86%
2018	0.00%	74,227	14.84	1,101,430	3.01%	-9.65%
2017	0.00%	83,085	16.42	1,364,523	2.58%	11.98%
2016	0.00%	89,666	14.67	1,315,085	3.80%	13.18%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2020	0.00%	61,235	11.27	690,313	8.56%	-5.07%
2019	0.00%	81,981	11.88	973,579	6.79%	2.26%
2018	0.00%	113,177	11.61	1,314,384	0.00%	2.21%
2017	0.00%	113,666	11.36	1,291,464	0.00%	2.15%
2016	0.00%	108,677	11.12	1,208,742	0.00%	3.21%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.00%	193,243	9.97	1,927,494	8.54%	-5.28%
2019	0.00%	227,910	10.53	2,400,022	7.21%	2.01%
2018	0.00%	275,864	10.32	2,847,681	0.00%	1.94%
2017	0.00%	275,857	10.13	2,793,466	0.00%	1.93%
2016	0.00%	320,924	9.94	3,188,442	0.00%	2.94%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2020	0.00%	18,489	16.88	312,127	5.95%	0.97%
2019	0.00%	20,221	16.72	338,086	5.54%	16.42%
2018	0.00%	19,321	14.36	277,476	4.92%	-4.09%
2017	0.00%	22,422	14.97	336,036	4.06%	9.94%
2016	0.00%	21,895	13.62	298,208	4.97%	14.33%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.00%	102,370	22.35	2,288,077	5.98%	0.69%
2019	0.00%	112,466	22.20	2,496,411	5.39%	16.06%
2018	0.00%	120,079	19.13	2,296,599	4.76%	-4.30%
2017	0.00%	136,887	19.99	2,735,808	4.14%	9.67%
2016	0.00%	149,609	18.22	2,726,361	4.49%	14.02%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	82,555	41.19	3,400,480	1.50%	16.23%
2019	0.00%	84,551	35.44	2,996,438	1.49%	29.58%
2018	0.00%	88,308	27.35	2,415,085	1.47%	-4.84%
2017	0.00%	95,893	28.74	2,755,954	1.69%	20.85%
2016	0.00%	106,138	23.78	2,524,155	1.63%	16.33%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2020	0.00%	158,094	35.35	5,588,629	1.70%	5.41%
2019	0.00%	161,036	33.54	5,400,596	1.29%	26.72%
2018	0.00%	170,281	26.46	4,506,340	1.12%	-12.69%
2017	0.00%	174,174	30.31	5,279,082	0.72%	10.92%
2016	0.00%	196,974	27.33	5,382,579	1.06%	30.54%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.00%	171,000	9.61	1,642,819	3.32%	-1.16%
2019	0.00%	183,230	9.72	1,780,994	1.74%	12.53%
2018	0.00%	225,424	8.64	1,947,166	2.66%	-15.44%
2017	0.00%	222,644	10.22	2,274,340	2.53%	16.69%
2016	0.00%	208,860	8.75	1,828,343	2.02%	7.18%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.00%	2,012	15.09	30,352	0.26%	4.11%
2019	0.00%	2,670	14.49	38,687	1.32%	11.94%
2018	0.00%	4,672	12.94	60,477	1.50%	-4.34%
2017	0.00%	1,318	13.53	17,834	0.29%	13.11%
2016	0.00%	1,501	11.96	17,956	0.28%	4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	0.00%	413	11.02	4,551	2.17%	6.72%
2019	0.00%	313	10.33	3,232	1.10%	8.82%
2018	0.00%	1,657	9.49	15,722	2.17%	-5.12%	****
Guggenheim Variable Fund-Multi-Hedge Strategies (RVARS)
2020	0.00%	12,226	11.77	143,872	1.15%	7.39%
2019	0.00%	20,254	10.96	221,945	2.20%	5.01%
2018	0.00%	25,682	10.43	267,991	0.00%	-5.07%
2017	0.00%	24,750	10.99	272,072	0.00%	3.67%
2016	0.00%	15,215	10.60	161,328	0.09%	-0.48%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2020	0.00%	23,231	38.01	883,120	0.07%	42.35%
2019	0.00%	26,097	26.70	696,907	0.00%	36.76%
2018	0.00%	27,945	19.53	545,687	0.00%	-3.62%
2017	0.00%	32,529	20.26	659,082	0.08%	27.34%
2016	0.00%	36,616	15.91	582,603	0.00%	2.27%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2020	0.00%	2,956	20.54	60,722	0.71%	9.25%
2019	0.00%	3,563	18.80	66,995	0.50%	25.28%
2018	0.00%	3,676	15.01	55,174	0.52%	-11.35%
2017	0.00%	3,772	16.93	63,863	0.61%	14.92%
2016	0.00%	1,363	14.73	20,081	0.10%	13.43%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.00%	113,421	14.45	1,638,866	7.49%	10.22%
2019	0.00%	140,308	13.11	1,839,302	0.00%	15.21%
2018	0.00%	140,920	11.38	1,603,498	1.45%	-6.46%
2017	0.00%	175,238	12.16	2,131,707	4.18%	10.16%
2016	0.00%	176,777	11.04	1,952,128	0.48%	11.64%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.00%	100,972	14.83	1,497,079	0.00%	48.27%	****
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	140,620	37.68	5,298,184	1.45%	13.94%
2019	0.00%	161,907	33.07	5,353,763	1.07%	32.08%
2018	0.00%	174,937	25.04	4,379,616	1.15%	-7.89%
2017	0.00%	191,799	27.18	5,212,828	1.23%	16.91%
2016	0.00%	206,612	23.25	4,803,252	1.13%	11.62%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.00%	181,966	31.26	5,688,323	0.69%	27.64%
2019	0.00%	211,518	24.49	5,180,395	0.90%	31.79%
2018	0.00%	218,071	18.58	4,052,665	1.00%	-13.18%
2017	0.00%	223,738	21.41	4,789,154	0.94%	36.66%
2016	0.00%	228,528	15.66	3,579,358	1.04%	0.08%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.00%	111,939	14.65	1,640,134	1.16%	21.50%
2019	0.00%	60,772	12.06	732,861	1.09%	28.60%
2018	0.00%	67,531	9.38	633,247	0.84%	-19.42%
2017	0.00%	127,298	11.64	1,481,312	1.75%	26.29%
2016	0.00%	50,417	9.21	464,548	1.00%	-2.12%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.00%	28,634	12.67	362,838	5.88%	3.40%
2019	0.00%	29,420	12.25	360,536	3.76%	10.80%
2018	0.00%	32,006	11.06	353,984	5.12%	-4.40%
2017	0.00%	34,203	11.57	395,683	2.27%	6.27%
2016	0.00%	34,280	10.89	373,168	4.99%	6.53%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.00%	66,044	42.95	2,836,574	0.59%	19.93%
2019	0.00%	88,523	35.81	3,170,269	0.20%	26.47%
2018	0.00%	103,215	28.32	2,922,765	0.30%	-10.32%
2017	0.00%	108,717	31.58	3,432,946	0.85%	14.16%
2016	0.00%	106,704	27.66	2,951,561	0.50%	18.05%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.00%	203,887	18.81	3,835,544	2.05%	13.88%
2019	0.00%	243,000	16.52	4,014,263	2.15%	21.78%
2018	0.00%	256,744	13.57	3,482,830	1.80%	-5.44%
2017	0.00%	293,257	14.35	4,206,940	1.52%	18.27%
2016	0.00%	356,193	12.13	4,320,373	0.58%	-2.57%
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
2020	0.00%	295	17.80	5,250	2.51%	10.97%
2019	0.00%	273	16.04	4,378	2.71%	12.18%
2018	0.00%	254	14.30	3,631	2.09%	-1.90%
2017	0.00%	232	14.57	3,381	1.56%	4.01%
2016	0.00%	212	14.01	2,971	2.35%	4.03%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
2020	0.00%	298	26.18	7,801	1.38%	14.11%
2019	0.00%	262	22.94	6,010	1.71%	22.09%
2018	0.00%	224	18.79	4,209	1.54%	-3.24%
2017	0.00%	185	19.42	3,592	1.54%	11.37%
2016	0.00%	134	17.44	2,336	1.68%	2.03%
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
2020	0.00%	474	4.68	2,217	2.29%	-11.99%
2019	0.00%	412	5.32	2,190	0.98%	9.46%
2018	0.00%	369	4.86	1,792	0.30%	-23.23%
2017	0.00%	319	6.33	2,018	0.14%	2.97%
2016	0.00%	284	6.14	1,745	0.68%	23.81%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.00%	28,907	25.34	732,404	7.50%	6.03%
2019	0.00%	38,631	23.90	923,133	6.50%	11.19%
2018	0.00%	47,880	21.49	1,028,983	6.32%	-2.11%
2017	0.00%	48,181	21.96	1,057,824	5.67%	6.68%
2016	0.00%	55,419	20.58	1,140,568	7.33%	16.19%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.00%	25,105	58.22	1,461,496	0.00%	49.00%
2019	0.00%	15,546	39.07	607,389	0.00%	37.94%
2018	0.00%	12,076	28.32	342,042	0.00%	-0.06%
2017	0.00%	11,016	28.34	312,199	0.00%	26.89%
2016	0.00%	12,274	22.33	274,126	0.00%	6.12%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2020	0.00%	671	27.55	18,486	1.43%	15.70%
2019	0.00%	618	23.81	14,715	2.70%	23.24%
2018	0.00%	570	19.32	11,013	1.77%	-4.27%
2017	0.00%	538	20.18	10,858	0.89%	19.83%
2016	0.00%	502	16.84	8,455	1.48%	4.80%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2020	0.00%	585	25.45	14,890	1.71%	15.12%
2019	0.00%	550	22.11	12,161	2.64%	21.40%
2018	0.00%	507	18.21	9,234	1.69%	-4.71%
2017	0.00%	462	19.11	8,830	0.80%	16.72%
2016	0.00%	413	16.38	6,763	1.55%	4.52%
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
2020	0.00%	158	35.69	5,639	0.00%	37.66%
2019	0.00%	152	25.92	3,941	0.00%	23.37%
2018	0.00%	146	21.01	3,068	0.38%	-4.11%
2017	0.00%	137	21.92	3,002	0.00%	23.12%
2016	0.00%	129	17.80	2,296	0.00%	2.91%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2020	0.00%	199	58.16	11,573	0.00%	35.36%
2019	0.00%	203	42.96	8,722	0.00%	49.48%
2018	0.00%	200	28.74	5,748	0.00%	-5.23%
2017	0.00%	189	30.33	5,732	0.00%	32.12%
2016	0.00%	188	22.96	4,316	0.00%	1.54%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.00%	80,036	58.76	4,703,034	0.17%	39.03%
2019	0.00%	76,892	42.26	3,249,772	0.02%	36.85%
2018	0.00%	83,802	30.88	2,588,067	1.23%	1.72%
2017	0.00%	82,297	30.36	2,498,630	0.00%	29.99%
2016	0.00%	79,105	23.36	1,847,548	0.86%	1.94%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2020	0.00%	104,871	18.73	1,964,737	0.09%	19.47%
2019	0.00%	67,605	15.68	1,060,121	0.21%	35.49%
2018	0.00%	52,378	11.57	606,226	0.32%	-0.41%
2017	0.00%	11,334	11.62	131,726	0.01%	16.22%	****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.00%	122,836	56.58	6,949,467	0.00%	50.73%
2019	0.00%	131,184	37.53	4,923,927	0.38%	44.82%
2018	0.00%	101,415	25.92	2,628,504	1.10%	0.91%
2017	0.00%	101,756	25.68	2,613,570	0.45%	44.91%
2016	0.00%	75,015	17.72	1,329,590	0.13%	13.85%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.00%	183,388	13.96	2,560,895	1.20%	16.02%
2019	0.00%	214,294	12.04	2,579,170	1.85%	26.71%
2018	0.00%	225,720	9.50	2,144,084	1.68%	-15.14%
2017	0.00%	233,028	11.19	2,608,284	1.57%	30.80%
2016	0.00%	249,106	8.56	2,131,633	5.32%	-6.71%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.00%	46,984	12.04	565,915	2.62%	7.43%
2019	0.00%	37,692	11.21	422,609	2.44%	8.41%
2018	0.00%	48,114	10.34	497,615	4.35%	-1.03%
2017	0.00%	21,776	10.45	227,552	6.56%	3.86%
2016	0.00%	3,193	10.06	32,125	4.44%	0.61%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2020	0.00%	48,470	37.44	1,814,821	0.00%	45.89%
2019	0.00%	64,683	25.67	1,660,101	0.00%	41.70%
2018	0.00%	44,495	18.11	805,908	0.00%	-1.48%
2017	0.00%	30,506	18.38	560,809	0.00%	26.65%
2016	0.00%	33,121	14.51	480,741	0.00%	9.05%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2020	0.00%	64,365	23.22	1,494,450	0.53%	22.53%
2019	0.00%	164,483	18.95	3,116,922	0.59%	39.95%
2018	0.00%	176,439	13.54	2,389,014	0.57%	0.81%
2017	0.00%	205,129	13.43	2,755,182	0.65%	28.42%
2016	0.00%	209,452	10.46	2,190,582	0.44%	6.08%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2020	0.00%	433	13.78	5,965	1.19%	37.76%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2020	0.00%	249,746	36.18	9,036,029	1.53%	3.48%
2019	0.00%	303,035	34.97	10,595,852	2.14%	29.80%
2018	0.00%	337,246	26.94	9,084,721	1.52%	-10.09%
2017	0.00%	358,696	29.96	10,746,450	1.96%	17.65%
2016	0.00%	354,182	25.47	9,019,258	2.16%	14.09%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2020	0.00%	3,895	12.70	49,463	1.31%	15.84%
2019	0.00%	723	10.96	7,926	1.19%	9.63%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
2020	0.00%	33,060	26.83	887,061	0.98%	20.52%
2019	0.00%	39,983	22.26	890,138	1.83%	25.94%
2018	0.00%	39,851	17.68	704,444	1.11%	-9.49%
2017	0.00%	39,093	19.53	763,492	1.55%	27.14%
2016	0.00%	41,689	15.36	640,372	1.72%	4.05%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.00%	93,934	30.43	2,858,187	0.75%	20.21%
2019	0.00%	123,138	25.31	3,116,974	1.54%	25.65%
2018	0.00%	143,582	20.15	2,892,476	0.92%	-9.72%
2017	0.00%	161,165	22.31	3,596,381	1.36%	26.82%
2016	0.00%	144,906	17.60	2,549,759	1.08%	3.84%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.00%	26,313	19.85	522,242	2.85%	7.80%
2019	0.00%	25,074	18.41	461,648	3.93%	10.88%
2018	0.00%	30,072	16.60	499,341	2.54%	-0.65%
2017	0.00%	29,838	16.71	498,703	3.19%	6.24%
2016	0.00%	26,916	15.73	423,432	1.94%	6.11%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.00%	2,968	11.26	33,420	1.37%	3.74%
2019	0.00%	4,781	10.85	51,893	4.46%	6.59%
2018	0.00%	1,392	10.18	14,175	3.77%	1.83%	****
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.00%	134,870	30.86	4,162,519	1.79%	3.63%
2019	0.00%	138,111	29.78	4,113,263	1.81%	27.31%
2018	0.00%	149,234	23.39	3,491,092	1.82%	-7.26%
2017	0.00%	153,490	25.22	3,871,564	3.16%	18.00%
2016	0.00%	153,650	21.38	3,284,538	2.70%	17.89%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.00%	177,788	16.96	3,014,455	1.86%	6.08%
2019	0.00%	242,404	15.98	3,874,387	2.68%	6.27%
2018	0.00%	174,430	15.04	2,623,453	2.08%	-0.05%
2017	0.00%	196,901	15.05	2,962,843	2.10%	2.08%
2016	0.00%	197,318	14.74	2,908,499	1.89%	0.74%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.00%	249,676	14.35	3,583,503	1.94%	13.30%
2019	0.00%	268,892	12.67	3,406,309	2.41%	22.95%
2018	0.00%	292,690	10.30	3,015,798	0.66%	-17.42%
2017	0.00%	347,881	12.48	4,340,389	1.51%	41.50%
2016	0.00%	256,317	8.82	2,260,043	0.83%	7.72%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.00%	57,054	13.38	763,489	1.10%	7.95%
2019	0.00%	73,894	12.40	916,093	2.69%	19.12%
2018	0.00%	69,997	10.41	728,456	2.07%	-14.53%
2017	0.00%	69,700	12.18	848,726	1.84%	27.45%
2016	0.00%	60,531	9.55	578,318	2.31%	0.87%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.00%	403,046	26.94	10,858,594	1.47%	12.00%
2019	0.00%	418,042	24.06	10,056,150	1.62%	20.78%
2018	0.00%	394,997	19.92	7,866,887	1.24%	-4.98%
2017	0.00%	376,456	20.96	7,890,465	1.12%	15.79%
2016	0.00%	348,170	18.10	6,302,323	2.09%	9.00%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.00%	52,119	16.42	855,988	2.03%	9.21%
2019	0.00%	53,016	15.04	797,324	1.85%	8.98%
2018	0.00%	51,331	13.80	708,353	2.38%	-1.07%
2017	0.00%	47,559	13.95	663,421	1.23%	3.21%
2016	0.00%	73,623	13.52	995,043	2.78%	2.65%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.00%	118,297	38.57	4,562,567	0.65%	29.93%
2019	0.00%	129,958	29.68	3,857,719	0.67%	34.78%
2018	0.00%	138,511	22.02	3,050,652	0.23%	-9.42%
2017	0.00%	141,719	24.32	3,445,979	0.71%	30.97%
2016	0.00%	143,017	18.57	2,655,312	1.46%	0.19%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.00%	75,858	28.37	2,151,820	1.64%	13.08%
2019	0.00%	79,378	25.09	1,991,252	1.33%	25.67%
2018	0.00%	86,518	19.96	1,727,082	1.04%	-2.18%
2017	0.00%	89,117	20.41	1,818,695	1.39%	21.93%
2016	0.00%	91,976	16.74	1,539,494	1.21%	11.09%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.00%	176,951	48.38	8,560,830	0.72%	51.49%
2019	0.00%	176,341	31.93	5,631,439	0.35%	30.29%
2018	0.00%	191,011	24.51	4,681,969	0.31%	-0.66%
2017	0.00%	199,101	24.67	4,912,496	0.31%	27.80%
2016	0.00%	218,381	19.31	4,216,254	0.22%	9.06%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.00%	1,645,739	28.92	47,599,056	0.22%	12.33%
2019	0.00%	1,755,206	25.75	45,193,502	2.08%	21.83%
2018	0.00%	1,856,017	21.13	39,226,888	1.60%	-7.73%
2017	0.00%	1,993,728	22.90	45,665,516	1.63%	16.68%
2016	0.00%	2,157,528	19.63	42,353,621	1.75%	8.48%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.00%	45,980	22.26	1,023,689	0.13%	8.55%
2019	0.00%	56,348	20.51	1,155,684	1.91%	13.48%
2018	0.00%	73,685	18.07	1,331,710	1.89%	-3.73%
2017	0.00%	80,239	18.77	1,506,371	1.87%	9.21%
2016	0.00%	86,389	17.19	1,485,044	1.96%	5.70%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	0.00%	586,674	27.24	15,978,130	2.01%	52.30%
2019	0.00%	544,502	23.04	12,547,823	2.29%	31.16%
2018	0.00%	442,741	17.57	7,778,574	1.90%	-4.62%
2017	0.00%	346,747	18.42	6,386,983	2.14%	21.53%
2016	0.00%	248,793	15.16	3,770,880	2.27%	11.66%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.00%	337,329	30.51	10,290,544	0.22%	12.82%
2019	0.00%	360,626	27.04	9,751,477	2.00%	23.73%
2018	0.00%	385,881	21.85	8,433,080	1.51%	-8.85%
2017	0.00%	391,889	23.98	9,396,335	1.51%	18.43%
2016	0.00%	440,449	20.25	8,917,328	1.64%	9.47%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.00%	45,772	18.81	861,073	0.10%	6.71%
2019	0.00%	38,903	17.63	685,801	2.26%	9.53%
2018	0.00%	37,159	16.09	598,047	1.85%	-1.80%
2017	0.00%	46,389	16.39	760,307	1.80%	5.68%
2016	0.00%	55,075	15.51	854,134	1.87%	4.26%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.00%	888,195	25.55	22,694,832	0.14%	10.34%
2019	0.00%	1,003,813	23.16	23,244,593	2.13%	17.74%
2018	0.00%	1,106,796	19.67	21,766,848	1.83%	-5.68%
2017	0.00%	1,180,019	20.85	24,604,286	1.74%	12.93%
2016	0.00%	1,466,860	18.46	27,084,193	1.92%	7.14%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.00%	43,796	12.98	568,356	2.15%	7.34%
2019	0.00%	54,325	12.09	656,802	3.19%	21.42%
2018	0.00%	51,908	9.96	516,886	2.47%	-13.90%
2017	0.00%	51,590	11.57	596,645	2.61%	24.56%
2016	0.00%	54,708	9.29	507,965	2.43%	0.75%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.00%	57,914	25.53	1,478,736	5.22%	6.02%
2019	0.00%	63,506	24.08	1,529,511	5.43%	14.74%
2018	0.00%	72,042	20.99	1,512,198	5.96%	-3.00%
2017	0.00%	72,443	21.64	1,567,626	5.44%	6.76%
2016	0.00%	74,657	20.27	1,513,290	5.49%	14.16%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2020	0.00%	7,189	14.24	102,373	0.12%	6.59%
2019	0.00%	10,172	13.36	135,896	2.66%	15.52%
2018	0.00%	7,770	11.56	89,859	2.47%	-5.82%
2017	0.00%	4,069	12.28	49,966	3.03%	17.23%
2016	0.00%	2,172	10.47	22,751	3.23%	7.23%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2020	0.00%	6,576	13.45	88,473	0.14%	4.83%
2019	0.00%	7,848	12.83	100,723	2.76%	13.37%
2018	0.00%	4,857	11.32	54,984	2.47%	-5.38%
2017	0.00%	3,749	11.96	44,853	2.35%	14.30%
2016	0.00%	2,291	10.47	23,980	2.47%	5.94%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.00%	111,270	42.47	4,726,128	1.17%	13.11%
2019	0.00%	129,476	37.55	4,861,802	1.29%	25.65%
2018	0.00%	142,407	29.88	4,255,719	1.35%	-11.38%
2017	0.00%	140,820	33.72	4,748,879	1.13%	15.78%
2016	0.00%	132,413	29.13	3,856,827	1.29%	20.29%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.00%	96,716	19.33	1,869,551	3.32%	4.06%
2019	0.00%	108,524	18.58	2,015,955	4.63%	9.17%
2018	0.00%	127,321	17.02	2,166,505	2.71%	-2.34%
2017	0.00%	134,413	17.42	2,342,099	4.57%	6.33%
2016	0.00%	149,972	16.39	2,457,615	3.23%	8.65%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2020	0.00%	38,665	13.99	540,888	0.81%	7.53%
2019	0.00%	30,605	13.01	398,139	3.08%	15.59%
2018	0.00%	23,791	11.25	267,742	2.47%	-6.79%
2017	0.00%	19,034	12.07	229,802	2.56%	17.98%
2016	0.00%	7,546	10.23	77,222	2.69%	6.40%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2020	0.00%	8,972	13.27	119,049	0.66%	5.32%
2019	0.00%	7,915	12.60	99,717	2.84%	14.05%
2018	0.00%	6,934	11.05	76,596	2.27%	-6.81%
2017	0.00%	7,218	11.85	85,559	2.10%	14.96%
2016	0.00%	3,862	10.31	39,821	2.67%	5.74%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.00%	110,612	35.92	3,973,467	1.50%	1.49%
2019	0.00%	155,966	35.39	5,520,250	2.67%	26.95%
2018	0.00%	173,945	27.88	4,849,523	1.40%	-9.35%
2017	0.00%	193,185	30.75	5,941,326	1.67%	8.67%
2016	0.00%	222,181	28.30	6,287,643	2.39%	20.44%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.00%	257,940	11.86	3,057,920	1.53%	18.55%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.00%	69,966	12.57	879,179	2.68%	7.20%
2019	0.00%	50,654	11.72	593,780	2.61%	8.40%
2018	0.00%	51,347	10.81	555,280	2.79%	-0.36%
2017	0.00%	38,038	10.85	412,856	2.22%	3.12%
2016	0.00%	33,970	10.53	357,545	2.79%	2.26%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.00%	37,674	17.38	654,642	2.56%	7.01%
2019	0.00%	43,668	16.24	709,078	2.77%	8.94%
2018	0.00%	49,919	14.91	744,043	3.20%	-0.42%
2017	0.00%	54,214	14.97	811,461	2.65%	4.40%
2016	0.00%	61,854	14.34	886,826	3.46%	5.35%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2020	0.00%	249,997	21.55	5,387,402	0.99%	11.67%
2019	0.00%	250,374	19.30	4,831,611	2.98%	20.22%
2018	0.00%	257,983	16.05	4,141,236	2.16%	-8.04%
2017	0.00%	257,591	17.46	4,496,626	1.82%	16.01%
2016	0.00%	254,029	15.05	3,822,442	2.89%	7.32%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2020	0.00%	54,004	16.90	912,631	0.26%	7.69%
2019	0.00%	50,834	15.69	797,710	2.65%	10.77%
2018	0.00%	51,267	14.17	726,266	2.43%	-2.51%
2017	0.00%	49,735	14.53	722,683	2.29%	6.35%
2016	0.00%	47,277	13.66	645,924	2.36%	4.81%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2020	0.00%	739,554	22.06	16,314,437	1.09%	12.36%
2019	0.00%	775,827	19.63	15,232,052	2.98%	22.32%
2018	0.00%	888,971	16.05	14,268,446	2.15%	-9.39%
2017	0.00%	913,181	17.71	16,175,634	1.57%	18.16%
2016	0.00%	1,008,854	14.99	15,124,416	2.70%	7.69%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2020	0.00%	19,853	18.86	374,522	0.56%	9.15%
2019	0.00%	20,399	17.28	352,556	2.67%	14.28%
2018	0.00%	22,790	15.12	344,673	2.05%	-4.68%
2017	0.00%	28,179	15.87	447,081	1.63%	10.08%
2016	0.00%	39,327	14.41	566,832	2.64%	5.99%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2020	0.00%	296,900	20.68	6,139,610	0.83%	10.77%
2019	0.00%	348,469	18.67	6,505,401	2.84%	18.32%
2018	0.00%	381,845	15.78	6,024,721	2.13%	-7.07%
2017	0.00%	415,576	16.98	7,055,414	1.83%	14.05%
2016	0.00%	450,291	14.89	6,702,756	2.54%	6.82%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2020	0.00%	252,996	22.52	5,698,520	1.16%	12.74%
2019	0.00%	245,973	19.98	4,914,285	2.88%	24.15%
2018	0.00%	251,531	16.09	4,047,912	1.99%	-10.72%
2017	0.00%	241,045	18.03	4,345,027	1.41%	19.99%
2016	0.00%	227,718	15.02	3,420,872	2.24%	8.33%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2020	0.00%	130,628	19.69	2,572,655	0.70%	9.71%
2019	0.00%	125,913	17.95	2,260,289	2.84%	16.29%
2018	0.00%	122,333	15.44	1,888,329	2.37%	-6.04%
2017	0.00%	116,186	16.43	1,908,805	1.56%	12.01%
2016	0.00%	131,021	14.67	1,921,767	2.83%	6.28%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.00%	26,960	23.69	638,789	0.13%	9.41%
2019	0.00%	26,454	21.66	572,912	1.87%	15.34%
2018	0.00%	37,993	18.78	713,373	1.97%	-4.85%
2017	0.00%	33,785	19.73	666,690	1.99%	11.13%
2016	0.00%	25,585	17.76	454,311	1.14%	6.30%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
2020	0.00%	31,435	17.53	551,098	0.13%	9.50%
2019	0.00%	29,486	16.01	472,068	2.54%	15.51%
2018	0.00%	26,621	13.86	368,980	2.22%	-4.63%
2017	0.00%	24,453	14.53	355,385	2.08%	11.27%
2016	0.00%	22,662	13.06	296,003	2.24%	6.42%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.00%	14,084	29.45	414,737	0.18%	11.62%
2019	0.00%	18,826	26.38	496,671	2.00%	19.94%
2018	0.00%	21,464	22.00	472,125	1.67%	-6.47%
2017	0.00%	22,604	23.52	531,595	1.83%	14.81%
2016	0.00%	19,886	20.48	407,354	1.81%	7.74%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2020	0.00%	38,854	20.38	791,806	0.17%	20.04%
2019	0.00%	32,791	18.23	597,698	2.47%	20.11%
2018	0.00%	30,532	15.18	463,338	2.00%	-6.36%
2017	0.00%	26,876	16.21	435,567	1.95%	15.00%
2016	0.00%	24,017	14.09	338,478	2.21%	7.95%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
2020	0.00%	98,905	21.53	2,129,737	0.23%	12.53%
2019	0.00%	94,739	19.14	1,812,883	2.50%	22.04%
2018	0.00%	86,553	15.68	1,357,132	1.93%	-7.61%
2017	0.00%	79,833	16.97	1,354,993	1.89%	16.83%
2016	0.00%	75,049	14.53	1,090,203	2.18%	8.64%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
2020	0.00%	28,333	16.48	466,972	0.14%	8.71%
2019	0.00%	25,645	15.16	388,796	2.50%	13.67%
2018	0.00%	24,232	13.34	323,206	2.25%	-3.58%
2017	0.00%	22,137	13.83	306,220	2.15%	9.33%
2016	0.00%	19,735	12.65	249,691	2.27%	5.83%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.00%	998	11.32	11,296	0.91%	7.12%
2019	0.00%	931	10.57	9,837	1.13%	5.66%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	0.00%	1,257	12.58	15,816	1.63%	15.76%
2019	0.00%	988	10.87	10,739	0.47%	8.69%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
2020	0.00%	77,433	23.13	1,790,742	0.24%	13.00%
2019	0.00%	69,297	20.47	1,418,191	2.35%	23.80%
2018	0.00%	64,584	16.53	1,067,651	1.70%	-8.66%
2017	0.00%	59,753	18.10	1,081,384	2.14%	18.65%
2016	0.00%	40,461	15.25	617,135	2.06%	9.52%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
2020	0.00%	26,358	14.30	376,937	0.12%	6.95%
2019	0.00%	16,532	13.37	221,055	2.47%	9.65%
2018	0.00%	15,366	12.20	187,390	2.60%	-1.62%
2017	0.00%	12,429	12.40	154,076	1.94%	5.89%
2016	0.00%	16,052	11.71	187,914	2.34%	4.35%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2020	0.00%	213,100	19.00	4,048,087	0.14%	17.83%
2019	0.00%	161,135	17.18	2,767,875	2.47%	17.83%
2018	0.00%	156,141	14.58	2,276,303	2.26%	-5.53%
2017	0.00%	134,732	15.43	2,079,099	1.97%	13.16%
2016	0.00%	133,300	13.64	1,817,807	2.21%	7.28%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.00%	15,638	13.17	205,919	0.96%	7.69%
2019	0.00%	19,510	12.23	238,570	2.23%	18.91%
2018	0.00%	29,789	10.28	306,327	1.78%	-14.80%
2017	0.00%	32,280	12.07	389,611	1.47%	27.07%
2016	0.00%	39,468	9.50	374,877	1.92%	0.63%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2020	0.00%	94,568	12.96	1,225,579	2.62%	7.53%
2019	0.00%	90,713	12.05	1,093,252	4.25%	21.77%
2018	0.00%	51,025	9.90	505,007	2.99%	-13.81%
2017	0.00%	34,764	11.48	399,190	3.07%	24.88%
2016	0.00%	28,680	9.19	263,707	4.07%	0.92%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2020	0.00%	114,300	18.90	2,159,891	6.19%	9.31%
2019	0.00%	36,213	17.29	626,043	2.94%	9.89%
2018	0.00%	43,614	15.73	686,162	2.71%	-1.20%
2017	0.00%	44,853	15.92	714,254	3.44%	3.94%
2016	0.00%	23,913	15.32	366,357	3.82%	3.70%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.00%	175,382	20.16	3,535,735	1.02%	51.04%
2019	0.00%	177,721	13.35	2,372,177	1.25%	33.15%
2018	0.00%	184,932	10.02	1,853,893	1.06%	-16.46%
2017	0.00%	199,856	12.00	2,398,157	1.24%	25.77%
2016	0.00%	208,871	9.54	1,992,762	1.42%	-2.12%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.00%	146,968	11.78	1,731,553	0.00%	17.82%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.00%	188,493	36.33	6,847,175	0.00%	30.09%
2019	0.00%	210,614	27.93	5,881,400	4.11%	30.53%
2018	0.00%	225,217	21.39	4,818,217	0.31%	-3.08%
2017	0.00%	237,078	22.07	5,232,954	0.37%	30.20%
2016	0.00%	242,099	16.95	4,104,200	0.81%	2.19%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.00%	132,191	44.97	5,943,154	0.00%	60.90%
2019	0.00%	154,743	27.95	4,324,781	0.00%	37.25%
2018	0.00%	158,438	20.36	3,226,174	0.00%	-6.85%
2017	0.00%	173,342	21.86	3,789,231	0.00%	27.74%
2016	0.00%	183,593	17.11	3,141,862	0.00%	6.47%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2020	0.00%	5,339	23.49	125,391	2.31%	-1.07%
2019	0.00%	4,387	23.74	104,148	2.30%	23.97%
2018	0.00%	4,808	19.15	92,072	1.28%	-13.12%
2017	0.00%	4,198	22.04	92,526	1.32%	13.95%
2016	0.00%	3,989	19.34	77,158	2.60%	17.72%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%	100,679	26.31	2,648,527	2.05%	-1.14%
2019	0.00%	112,690	26.61	2,998,807	2.22%	23.85%
2018	0.00%	125,897	21.49	2,705,190	1.04%	-13.15%
2017	0.00%	140,709	24.74	3,481,423	1.10%	13.84%
2016	0.00%	149,745	21.73	3,254,614	1.37%	17.59%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.00%	59,709	28.22	1,684,778	0.40%	13.55%
2019	0.00%	69,005	24.85	1,714,733	0.64%	28.07%
2018	0.00%	74,585	19.40	1,447,156	0.56%	-4.76%
2017	0.00%	74,248	20.37	1,512,697	0.54%	24.85%
2016	0.00%	75,355	16.32	1,229,643	0.82%	13.60%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	0.00%	101,598	28.84	2,930,328	0.70%	13.34%
2019	0.00%	139,859	25.45	3,559,160	0.69%	26.05%
2018	0.00%	173,261	20.19	3,498,074	0.57%	-5.87%
2017	0.00%	179,944	21.45	3,859,736	0.53%	18.36%
2016	0.00%	189,961	18.12	3,442,467	0.70%	10.11%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.00%	387,838	54.92	21,301,809	1.34%	18.90%
2019	0.00%	430,074	46.19	19,867,262	1.72%	37.62%
2018	0.00%	471,092	33.57	15,813,728	0.78%	-1.27%
2017	0.00%	503,866	34.00	17,131,874	0.48%	27.31%
2016	0.00%	554,649	26.71	14,812,940	0.75%	3.63%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.00%	186,896	20.25	3,784,366	1.52%	-5.39%
2019	0.00%	211,385	21.40	4,523,842	1.72%	30.70%
2018	0.00%	221,367	16.37	3,624,642	1.87%	-3.92%
2017	0.00%	232,181	17.04	3,956,889	2.09%	6.50%
2016	0.00%	262,401	16.00	4,199,117	2.02%	7.35%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.00%	56,842	23.00	1,307,620	0.97%	19.32%
2019	0.00%	60,417	19.28	1,164,843	1.01%	24.96%
2018	0.00%	51,692	15.43	797,556	1.18%	-11.34%
2017	0.00%	37,811	17.40	658,023	0.96%	14.18%
2016	0.00%	30,006	15.24	457,340	1.38%	20.87%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2020	0.00%	9,670	11.72	113,321	2.05%	3.20%
2019	0.00%	8,184	11.36	92,931	2.46%	4.33%
2018	0.00%	8,276	10.88	90,073	2.18%	0.98%
2017	0.00%	9,545	10.78	102,875	2.13%	1.95%
2016	0.00%	8,359	10.57	88,368	1.59%	2.74%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.00%	64,288	12.88	828,306	1.65%	2.83%
2019	0.00%	62,423	12.53	782,128	2.25%	4.09%
2018	0.00%	64,419	12.04	775,444	2.11%	0.82%
2017	0.00%	70,684	11.94	843,936	1.73%	1.58%
2016	0.00%	66,901	11.75	786,352	1.69%	2.49%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.00%	91,094	19.04	1,734,793	1.38%	5.18%
2019	0.00%	106,660	18.11	1,931,207	2.46%	12.49%
2018	0.00%	108,312	16.10	1,743,425	1.91%	-15.69%
2017	0.00%	115,338	19.09	2,201,979	2.00%	22.72%
2016	0.00%	122,506	15.56	1,905,875	2.09%	1.12%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	870,481	11.93	10,383,931	0.20%	0.24%
2019	0.00%	436,476	11.90	5,194,058	1.76%	1.78%
2018	0.00%	503,327	11.69	5,884,755	1.36%	1.39%
2017	0.00%	466,997	11.53	5,385,104	-3.60%	0.42%
2016	0.00%	495,360	11.48	5,688,195	-0.03%	0.01%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2020	0.00%	118,831	10.41	1,236,888	0.20%	0.26%
2019	0.00%	54,674	10.38	567,620	1.93%	1.83%
2018	0.00%	435,541	10.20	4,440,381	1.16%	1.44%
2017	0.00%	203,549	10.05	2,045,715	0.51%	0.47%
2016	0.00%	35,511	10.00	355,219	0.03%	0.03%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.00%	70,786	39.32	2,783,079	0.02%	22.69%
2019	0.00%	74,909	32.05	2,400,533	0.07%	25.65%
2018	0.00%	83,105	25.50	2,119,561	0.01%	-12.63%
2017	0.00%	86,198	29.19	2,516,345	0.00%	13.49%
2016	0.00%	87,908	25.72	2,261,282	0.33%	22.83%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.00%	43,016	43.72	1,880,502	0.00%	40.89%
2019	0.00%	51,397	31.03	1,594,814	0.00%	35.71%
2018	0.00%	48,117	22.86	1,100,151	0.00%	-7.94%
2017	0.00%	50,135	24.84	1,245,143	0.00%	24.92%
2016	0.00%	61,839	19.88	1,229,400	0.00%	8.30%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.00%	40,440	29.45	1,191,084	0.08%	5.15%
2019	0.00%	45,919	28.01	1,286,193	1.13%	19.00%
2018	0.00%	41,951	23.54	987,433	0.61%	-16.95%
2017	0.00%	53,348	28.34	1,512,017	0.50%	9.06%
2016	0.00%	56,985	25.99	1,480,887	0.67%	25.93%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.00%	120,335	36.44	4,384,556	1.13%	10.35%
2019	0.00%	132,610	33.02	4,378,437	1.29%	29.31%
2018	0.00%	104,884	25.53	2,678,133	1.06%	0.00%
2017	0.00%	115,502	25.53	2,949,329	1.01%	20.52%
2016	0.00%	123,453	21.19	2,615,578	1.40%	11.39%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.00%	11,856	21.54	255,400	0.00%	39.71%
2019	0.00%	23,125	15.42	356,564	0.00%	32.48%
2018	0.00%	21,468	11.64	249,858	0.00%	-6.56%
2017	0.00%	22,298	12.46	277,730	0.00%	24.56%
2016	0.00%	22,660	10.00	226,585	0.00%	4.16%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.00%	25,554	39.71	1,014,862	0.62%	19.56%
2019	0.00%	27,290	33.22	906,480	0.43%	25.88%
2018	0.00%	29,564	26.39	780,091	0.49%	-5.73%
2017	0.00%	30,080	27.99	841,908	0.49%	18.43%
2016	0.00%	32,732	23.63	773,577	0.67%	9.86%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.00%	74,222	13.48	1,000,491	2.28%	3.46%
2019	0.00%	83,675	13.03	1,090,217	1.72%	3.69%
2018	0.00%	106,049	12.57	1,332,603	1.73%	1.02%
2017	0.00%	98,879	12.44	1,229,949	1.15%	0.89%
2016	0.00%	157,175	12.33	1,937,818	1.03%	1.22%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2020	0.00%	28,981	13.51	391,634	2.23%	5.66%
2019	0.00%	27,741	12.79	354,787	2.31%	14.48%
2018	0.00%	23,416	11.17	261,589	1.75%	-6.15%
2017	0.00%	19,128	11.90	227,690	1.67%	10.58%
2016	0.00%	14,041	10.76	151,140	1.64%	6.02%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2020	0.00%	25,319	13.93	352,610	2.11%	5.18%
2019	0.00%	22,249	13.24	294,599	1.93%	16.93%
2018	0.00%	19,615	11.32	222,109	1.90%	-8.84%
2017	0.00%	11,079	12.42	137,613	1.69%	17.45%
2016	0.00%	14,025	10.58	148,321	1.72%	5.51%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2020	0.00%	16,780	14.10	236,641	2.26%	5.90%
2019	0.00%	14,918	13.32	198,662	2.13%	16.16%
2018	0.00%	13,281	11.46	152,253	1.53%	-7.38%
2017	0.00%	12,438	12.38	153,944	1.70%	13.83%
2016	0.00%	12,793	10.87	139,096	1.59%	6.14%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2020	0.00%	40,618	14.41	585,350	5.03%	8.01%
2019	0.00%	39,480	13.34	526,744	2.84%	11.90%
2018	0.00%	45,629	11.92	544,065	3.23%	-5.41%
2017	0.00%	41,154	12.61	518,756	4.73%	13.54%
2016	0.00%	44,494	11.10	493,966	2.84%	12.93%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2020	0.00%	28,139	15.59	438,623	5.48%	10.77%
2019	0.00%	29,036	14.07	408,591	2.02%	7.02%
2018	0.00%	35,369	13.15	465,042	4.91%	-3.98%
2017	0.00%	38,215	13.69	523,265	1.60%	10.85%
2016	0.00%	40,867	12.35	504,829	1.16%	3.01%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2020	0.00%	196,756	13.89	2,733,848	1.23%	2.99%
2019	0.00%	230,499	13.49	3,109,652	2.78%	4.03%
2018	0.00%	222,241	12.97	2,882,171	1.93%	0.34%
2017	0.00%	212,261	12.93	2,743,723	1.35%	1.35%
2016	0.00%	228,594	12.75	2,915,145	1.49%	1.41%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2020	0.00%	14,458	6.30	91,051	6.21%	1.35%
2019	0.00%	13,833	6.21	85,953	4.48%	11.43%
2018	0.00%	17,701	5.58	98,705	2.16%	-14.13%
2017	0.00%	9,743	6.49	63,270	10.83%	2.15%
2016	0.00%	8,226	6.36	52,293	1.13%	15.16%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.00%	99,084	14.35	1,421,811	2.11%	8.64%
2019	0.00%	114,438	13.21	1,511,555	3.03%	8.35%
2018	0.00%	123,555	12.19	1,506,139	2.54%	-0.54%
2017	0.00%	118,367	12.26	1,450,669	1.98%	4.92%
2016	0.00%	204,109	11.68	2,384,159	1.98%	2.69%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.00%	22,020	14.35	315,899	1.64%	5.80%
2019	0.00%	19,979	13.56	270,899	1.83%	30.40%
2018	0.00%	17,160	10.40	178,427	0.02%	-8.49%
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.00%	24,495	25.79	631,638	0.02%	38.71%
2019	0.00%	3,314	18.59	61,609	0.14%	36.74%
2018	0.00%	2,443	13.60	33,213	0.00%	2.38%
2017	0.00%	1,504	13.28	19,972	0.04%	30.90%
2016	0.00%	326	10.14	3,307	0.00%	1.44%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.00%	69,479	65.13	4,524,926	0.00%	29.27%
2019	0.00%	71,727	50.38	3,613,680	0.00%	28.63%
2018	0.00%	76,656	39.17	3,002,421	0.00%	0.86%
2017	0.00%	70,003	38.83	2,718,511	0.00%	27.31%
2016	0.00%	68,837	30.50	2,099,845	0.00%	-10.72%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
2020	0.00%	56,741	47.51	2,695,775	0.00%	29.62%
2019	0.00%	48,986	36.65	1,795,517	0.00%	28.95%
2018	0.00%	39,316	28.43	1,117,589	0.00%	1.11%
2017	0.00%	31,424	28.11	883,456	0.00%	27.58%
2016	0.00%	35,572	22.04	783,859	0.00%	-10.48%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.00%	208,477	7.89	1,645,224	0.92%	19.11%
2019	0.00%	256,009	6.63	1,696,162	0.00%	11.87%
2018	0.00%	242,828	5.92	1,438,147	0.00%	-28.28%
2017	0.00%	178,322	8.26	1,472,474	0.00%	-1.70%
2016	0.00%	133,664	8.40	1,122,784	0.34%	43.71%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2020	0.00%	7,047	10.76	75,820	1.32%	-1.33%
2019	0.00%	7,067	10.90	77,060	3.37%	9.04%	****
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.00%	12,750	66.72	850,682	0.00%	57.78%
2019	0.00%	12,162	42.29	514,282	0.00%	24.83%
2018	0.00%	15,298	33.88	518,220	0.00%	1.31%
2017	0.00%	14,852	33.44	496,608	0.00%	25.86%
2016	0.00%	12,332	26.57	327,630	0.00%	7.75%

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.